UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-01716

ALLIANCEBERNSTEIN CAP FUND, INC.

(Exact name of registrant as specified in charter)

1345 Avenue of the Americas, New York, New York 10105

(Address of principal executive offices) (Zip code)

Joseph J. Mantineo

AllianceBernstein L.P.

1345 Avenue of the Americas

New York, New York 10105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 221-5672

Date of fiscal year end: July 31, 2014

Date of reporting period: April 30, 2014

ITEM 1.	SCHEDULE OF INVESTMENTS.

AllianceBernstein Small Cap Growth Fund

Portfolio of Investments

April 30, 2014 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS - 96.9%
Information Technology - 25.8%
Electronic Equipment, Instruments & Components - 0.3%
Zebra Technologies Corp.-Class A (a)	73,720	$5,119,117

Internet Software & Services - 10.3%
Cornerstone OnDemand, Inc. (a)	420,670	15,463,829
CoStar Group, Inc. (a)	184,300	29,652,027
Criteo SA (Sponsored ADR) (a)	142,592	4,560,092
Dealertrack Technologies, Inc. (a)	503,827	23,019,856
Demandware, Inc. (a)	241,084	11,964,999
Envestnet, Inc. (a)	447,750	16,499,588
Pandora Media, Inc. (a)	456,370	10,688,185
Shutterstock, Inc. (a)	225,862	16,377,254
Yelp, Inc. (a)	263,964	15,394,380
Zillow, Inc.-Class A (a)(b)	150,340	16,341,958

		159,962,168

Semiconductors & Semiconductor Equipment - 6.3%
Cavium, Inc. (a)	410,020	17,372,547
Power Integrations, Inc.	199,001	9,398,817
Silicon Laboratories, Inc. (a)	392,730	17,653,214
Spansion, Inc.-Class A (a)	982,160	17,511,913
Synaptics, Inc. (a)	257,100	15,978,765
Teradyne, Inc. (a)	1,128,970	19,948,900

		97,864,156

Software - 8.9%
A10 Networks, Inc. (a)(b)	438,398	5,738,630
Aspen Technology, Inc. (a)	471,597	20,273,955
Guidewire Software, Inc. (a)	466,340	17,608,998
Interactive Intelligence Group, Inc. (a)	268,850	16,821,945
PTC, Inc. (a)	715,620	25,311,479
SolarWinds, Inc. (a)	328,170	13,231,814
SS&C Technologies Holdings, Inc. (a)	168,989	6,577,052
Tableau Software, Inc.-Class A (a)	233,515	12,906,374
Ultimate Software Group, Inc. (The) (a)	168,851	20,199,645

		138,669,892

		401,615,333

Industrials - 22.0%
Aerospace & Defense - 2.0%
Hexcel Corp. (a)	568,180	23,687,424
KEYW Holding Corp. (The) (a)(b)	601,113	7,724,302

		31,411,726

Commercial Services & Supplies - 0.6%
Interface, Inc.	506,460	9,111,215

Company	Shares	U.S. $ Value
Construction & Engineering - 1.5%
Dycom Industries, Inc. (a)	727,693	$22,849,560

Industrial Conglomerates - 1.6%
Carlisle Cos., Inc.	308,444	25,369,519

Machinery - 8.8%
Actuant Corp.-Class A	505,040	17,100,655
Chart Industries, Inc. (a)	244,706	16,693,843
IDEX Corp.	329,760	24,590,203
Lincoln Electric Holdings, Inc.	312,490	20,877,457
Middleby Corp. (The) (a)	103,470	26,124,106
RBC Bearings, Inc. (a)	219,124	13,642,660
Valmont Industries, Inc.	119,591	17,808,296

		136,837,220

Marine - 1.7%
Kirby Corp. (a)	263,229	26,486,102

Professional Services - 2.5%
TrueBlue, Inc. (a)	847,328	22,666,024
WageWorks, Inc. (a)	374,280	15,858,244

		38,524,268

Road & Rail - 1.6%
Genesee & Wyoming, Inc.-Class A (a)	244,482	24,206,163

Trading Companies & Distributors - 1.7%
United Rentals, Inc. (a)	280,430	26,312,747

		341,108,520

Health Care - 21.6%
Biotechnology - 5.2%
Celldex Therapeutics, Inc. (a)	224,837	3,372,555
Cubist Pharmaceuticals, Inc. (a)	228,741	16,025,594
Insys Therapeutics, Inc. (a)	121,423	4,985,628
Intercept Pharmaceuticals, Inc. (a)	13,757	3,633,499
Isis Pharmaceuticals, Inc. (a)	168,777	4,491,156
Karyopharm Therapeutics, Inc. (a)(b)	160,072	4,294,732
KYTHERA Biopharmaceuticals, Inc. (a)(b)	170,286	5,553,026
NPS Pharmaceuticals, Inc. (a)	440,320	11,721,318
Puma Biotechnology, Inc. (a)	89,221	6,739,754
Synageva BioPharma Corp. (a)	98,324	8,492,244
Tekmira Pharmaceuticals Corp. (a)(b)	207,440	2,756,878
TESARO, Inc. (a)	226,758	5,659,880
Ultragenyx Pharmaceutical, Inc. (a)	88,366	3,426,834

		81,153,098

Health Care Equipment & Supplies - 5.6%
Align Technology, Inc. (a)	431,160	21,726,152
Cardiovascular Systems, Inc. (a)	283,053	8,137,774
HeartWare International, Inc. (a)	178,851	15,195,181
Insulet Corp. (a)	288,430	10,853,621

Company	Shares	U.S. $ Value
LDR Holding Corp. (a)(b)	258,710	$6,447,053
Sirona Dental Systems, Inc. (a)	184,012	13,841,383
Tandem Diabetes Care, Inc. (a)	379,821	6,673,455
TearLab Corp. (a)(b)	483,156	2,087,234
Unilife Corp. (a)(b)	880,190	2,860,617

		87,822,470

Health Care Providers & Services - 4.8%
Acadia Healthcare Co., Inc. (a)	531,137	22,318,377
Mednax, Inc. (a)	272,820	16,164,585
Premier, Inc.-Class A (a)	407,362	12,220,860
Team Health Holdings, Inc. (a)	485,381	23,531,271

		74,235,093

Life Sciences Tools & Services - 2.0%
ICON PLC (a)	349,025	13,531,699
PAREXEL International Corp. (a)	374,590	16,987,657

		30,519,356

Pharmaceuticals - 4.0%
Akorn, Inc. (a)	824,964	20,805,592
Aratana Therapeutics, Inc. (a)	352,447	4,856,719
GW Pharmaceuticals PLC (ADR) (a)(b)	113,587	8,303,210
Jazz Pharmaceuticals PLC (a)	85,680	11,558,232
Pacira Pharmaceuticals, Inc./DE (a)	241,120	16,514,309

		62,038,062

		335,768,079

Consumer Discretionary - 13.1%
Distributors - 1.4%
LKQ Corp. (a)	571,014	16,627,927
Pool Corp.	79,793	4,709,383

		21,337,310

Diversified Consumer Services - 2.4%
Bright Horizons Family Solutions, Inc. (a)	409,074	16,682,038
Capella Education Co.	362,709	21,167,697

		37,849,735

Hotels, Restaurants & Leisure - 0.7%
Buffalo Wild Wings, Inc. (a)	46,680	6,820,882
Zoe’s Kitchen, Inc. (a)(b)	148,013	3,950,467

		10,771,349

Internet & Catalog Retail - 1.7%
HomeAway, Inc. (a)	478,254	15,600,646
zulily, Inc.-Class A (a)(b)	252,343	10,729,624

		26,330,270

Company	Shares	U.S. $ Value
Media - 1.0%
National CineMedia, Inc.	1,047,388	$15,909,824

Specialty Retail - 5.9%
Cabela’s, Inc. (a)	299,780	19,668,566
Container Store Group, Inc. (The) (a)(b)	308,861	8,521,475
Dick’s Sporting Goods, Inc.	379,390	19,978,677
Five Below, Inc. (a)	487,842	19,664,911
Hibbett Sports, Inc. (a)(b)	42,513	2,289,325
Lumber Liquidators Holdings, Inc. (a)	240,620	20,972,439

		91,095,393

		203,293,881

Financials - 5.3%
Capital Markets - 1.0%
Stifel Financial Corp.(a)	348,433	16,296,211

Commercial Banks - 4.3%
City National Corp./CA	158,770	11,521,939
Iberiabank Corp.	241,086	15,164,309
Opus Bank (a)(b)	160,646	4,824,199
Signature Bank/New York NY (a)	147,958	17,580,370
SVB Financial Group (a)	163,178	17,409,461

		66,500,278

		82,796,489

Energy - 4.4%
Energy Equipment & Services - 2.1%
Dril-Quip, Inc. (a)	122,875	13,899,620
Oil States International, Inc. (a)	66,862	6,494,975
Superior Energy Services, Inc.	361,214	11,891,165

		32,285,760

Oil, Gas & Consumable Fuels - 2.3%
Emerald Oil, Inc. (a)(b)	408,344	2,886,992
Laredo Petroleum, Inc. (a)	395,371	11,556,694
Matador Resources Co. (a)	386,735	11,107,029
Oasis Petroleum, Inc. (a)	236,046	10,978,500

		36,529,215

		68,814,975

Materials - 2.1%
Chemicals - 2.1%
PolyOne Corp.	871,565	32,657,541

Consumer Staples - 1.9%
Food & Staples Retailing - 1.9%
Chefs’ Warehouse, Inc. (The) (a)	529,848	10,644,647
Sprouts Farmers Market, Inc. (a)	587,723	18,789,504

		29,434,151

Company	Shares	U.S. $ Value
Telecommunication Services - 0.7%
Wireless Telecommunication Services - 0.7%
RingCentral, Inc.-Class A (a)(b)	716,496	$10,862,079

Total Common Stocks (cost $1,235,823,112)		1,506,351,048

SHORT-TERM INVESTMENTS - 3.0%
Investment Companies - 3.0%
AllianceBernstein Fixed-Income Shares, Inc. - Government STIF Portfolio, 0.07% (c) (cost $46,719,308)	46,719,308	46,719,308

Total Investments Before Security Lending Collateral for Securities Loaned - 99.9% (cost $1,282,542,420)		1,553,070,356

INVESTMENTS OF CASH COLLATERAL FOR SECURITIES LOANED - 4.3%
Investment Companies - 4.3%
AllianceBernstein Exchange Reserves - Class I, 0.07% (c) (cost $66,954,170)	66,954,170	66,954,170

Total Investments - 104.2% (cost $1,349,496,590) (d)		1,620,024,526
Other assets less liabilities - (4.2)%		(64,719,117)

Net Assets - 100.0%		$1,555,305,409

(a)	Non-income producing security.
(b)	Represents entire or partial securities out on loan.
(c)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.
(d)	As of April 30, 2014, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $323,935,257 and gross unrealized depreciation of investments was $(53,407,321), resulting in net unrealized appreciation of $270,527,936.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market.

Glossary:

ADR                     -       American Depositary Receipt

AllianceBernstein Small Cap Growth Fund

April 30, 2014 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of April 30, 2014:

Investments in Securities:	Level 1		Level 2			Level 3			Total
Assets:
Common Stocks*	$1,506,351,048		$	– 0	–	$	– 0	–	$1,506,351,048
Short-Term Investments	46,719,308			– 0	–		– 0	–	46,719,308
Investments of Cash Collateral for Securities Loaned in Affiliated Money Market Fund	66,954,170			– 0	–		– 0	–	66,954,170

Total Investments in Securities	1,620,024,526			– 0	–		– 0	–	1,620,024,526
Other Financial Instruments**	– 0	–		– 0	–		– 0	–	– 0	–

Total^	$1,620,024,526		$	– 0	–	$	– 0	–	$1,620,024,526

*	See Portfolio of Investments for sector classifications.
**	Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/depreciation on the instrument.
^	There were no transfers between any levels during the reporting period.

The Fund recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The Adviser has established a Valuation Committee (the “Committee”) which is responsible for overseeing the pricing and valuation of all securities held in the Fund. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and a third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and process at vendors, 2) daily compare of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

AllianceBernstein Market Neutral Strategy - U.S.

Portfolio of Investments

April 30, 2014 (unaudited)

Company	Shares	U.S. $ Value
SHORT-TERM INVESTMENTS - 101.4%
Investment Companies - 55.7%
AllianceBerstein Fixed-Income Shares Inc. - Government STIF Portfolio, 0.07% (a)(b) (cost $2,192,690)	2,192,690	$2,192,690

	Principal Amount (000)
U.S. Treasury Bills - 45.7%
U.S. Treasury Bill
0.01% 7/14/14 (c) (cost $1,799,875)	1,800	1,799,875

Total Investments - 101.4% (cost $3,992,565)		3,992,565
Other assets less liabilities - (1.4)% (d)		(54,757)

Net Assets - 100.0%		$3,937,808

TOTAL RETURN SWAPS

Receive/Pay Total Return on Reference Index	Index	# of Shares or Units	Rate Paid/ Received by the Fund	Notional Amount (000)	Maturity Date	Counterparty	Unrealized Appreciation/ (Depreciation)

Receive Total Return on Reference Index
Pay	3M Co.	474	1.00%	$64	4/15/15	Morgan Stanley Capital Services	$2,370
Pay	Abbott Laboratories	2,570	1.00%	98	4/15/15	Morgan Stanley Capital Services	1,979
Pay	Abbvie, Inc.	1,310	1.00%	63	4/15/15	Morgan Stanley Capital Services	5,528
Pay	Activision Blizzard, Inc.	2,242	1.00%	43	4/15/15	Morgan Stanley Capital Services	2,108
Pay	Acuity Brands, Inc.	310	1.00%	38	4/15/15	Morgan Stanley Capital Services	316
Pay	Adobe Systems, Inc.	923	1.00%	57	4/15/15	Morgan Stanley Capital Services	(378)
Pay	Alcoa, Inc.	4,501	1.00%	59	4/15/15	Morgan Stanley Capital Services	1,890

Receive/Pay Total Return on Reference Index	Index	# of Shares or Units	Rate Paid/ Received by the Fund	Notional Amount (000)	Maturity Date	Counterparty	Unrealized Appreciation/ (Depreciation)

Pay	Altria Group, Inc.	3,458	1.00%	$132	4/15/15	Morgan Stanley Capital Services	$6,570
Pay	American Capital, Ltd.	4,002	1.00%	58	4/15/15	Morgan Stanley Capital Services	2,321
Pay	American Express Co.	938	1.00%	81	4/15/15	Morgan Stanley Capital Services	1,304
Pay	American Financial Group, Inc.	1,450	1.00%	83	4/15/15	Morgan Stanley Capital Services	2,001
Pay	Amerisourcebergen Corp.	625	1.00%	40	4/15/15	Morgan Stanley Capital Services	600
Pay	AOL, Inc.	956	1.00%	41	4/15/15	Morgan Stanley Capital Services	306
Pay	Applied Materials, Inc.	3,120	1.00%	59	4/15/15	Morgan Stanley Capital Services	624
Pay	Archer-Daniels-Midland Co.	1,904	1.00%	84	4/15/15	Morgan Stanley Capital Services	(1,028)
Pay	Assurant, Inc.	1,418	1.00%	90	4/15/15	Morgan Stanley Capital Services	5,162
Pay	AT&T, Inc.	2,478	1.00%	88	4/15/15	Morgan Stanley Capital Services	50
Pay	Automatic Data Processing	557	1.00%	42	4/15/15	Morgan Stanley Capital Services	1,604
Pay	Autozone, Inc.	130	1.00%	68	4/15/15	Morgan Stanley Capital Services	1,812
Pay	Babcock & Wilcox Co. (The)	1,284	1.00%	43	4/15/15	Morgan Stanley Capital Services	1,207
Pay	Ball Corp.	856	1.00%	47	4/15/15	Morgan Stanley Capital Services	745
Pay	Berkshire Hathaway, Inc.	790	1.00%	99	4/15/15	Morgan Stanley Capital Services	2,575
Pay	Brinker International, Inc.	945	1.00%	48	4/15/15	Morgan Stanley Capital Services	(1,852)

Receive/Pay Total Return on Reference Index	Index	# of Shares or Units	Rate Paid/ Received by the Fund	Notional Amount (000)	Maturity Date	Counterparty	Unrealized Appreciation/ (Depreciation)

Pay	Brinker International, Inc.	660	1.00%	$34	4/15/15	Morgan Stanley Capital Services	$(1,459)
Pay	Brocade Communications Systems, Inc.	4,260	1.00%	41	4/15/15	Morgan Stanley Capital Services	(1,406)
Pay	C.R. Bard, Inc.	432	1.00%	60	4/15/15	Morgan Stanley Capital Services	(778)
Pay	Camden Property Trust	955	1.00%	65	4/15/15	Morgan Stanley Capital Services	726
Pay	Cardinal Health, Inc.	637	1.00%	43	4/15/15	Morgan Stanley Capital Services	1,465
Pay	Carter’s, Inc.	804	1.00%	59	4/15/15	Morgan Stanley Capital Services	161
Pay	Celgene Corp.	310	1.00%	43	4/15/15	Morgan Stanley Capital Services	2,223
Pay	CF Industries Holdings, Inc.	256	1.00%	62	4/15/15	Morgan Stanley Capital Services	1,103
Pay	Check Point Software Technologies Ltd.	1,131	1.00%	75	4/15/15	Morgan Stanley Capital Services	(2,522)
Pay	CIGNA Corp.	618	1.00%	48	4/15/15	Morgan Stanley Capital Services	1,675
Pay	Clorox Co. (The)	1,128	1.00%	101	4/15/15	Morgan Stanley Capital Services	925
Pay	Coca-Cola Enterprises, Inc.	1,837	1.00%	82	4/15/15	Morgan Stanley Capital Services	1,617
Pay	Colgate-Palmolive Co.	1,302	1.00%	86	4/15/15	Morgan Stanley Capital Services	1,211
Pay	ConocoPhillips	832	1.00%	61	4/15/15	Morgan Stanley Capital Services	1,140
Pay	Continental Resources, Inc./OK	440	1.00%	57	4/15/15	Morgan Stanley Capital Services	3,766

Receive/Pay Total Return on Reference Index	Index	# of Shares or Units	Rate Paid/ Received by the Fund	Notional Amount (000)	Maturity Date	Counterparty	Unrealized Appreciation/ (Depreciation)

Pay	Copa Holdings SA	439	1.00%	$61	4/15/15	Morgan Stanley Capital Services	$(1,277)
Pay	CSX Corp.	1,551	1.00%	44	4/15/15	Morgan Stanley Capital Services	(109)
Pay	CVS Caremark Corp.	1,205	1.00%	88	4/15/15	Morgan Stanley Capital Services	(868)
Pay	Cytec Industries, Inc.	731	1.00%	70	4/15/15	Morgan Stanley Capital Services	(819)
Pay	Delta Air Lines, Inc.	1,942	1.00%	62	4/15/15	Morgan Stanley Capital Services	9,555
Pay	Diamond Offshore Drilling	1,030	1.00%	50	4/15/15	Morgan Stanley Capital Services	6,530
Pay	Discover Financial Services	1,125	1.00%	62	4/15/15	Morgan Stanley Capital Services	450
Pay	Dish Network Corp.	1,372	1.00%	79	4/15/15	Morgan Stanley Capital Services	(1,152)
Pay	Dover Corp.	461	1.00%	38	4/15/15	Morgan Stanley Capital Services	2,051
Pay	DST Systems, Inc.	430	1.00%	40	4/15/15	Morgan Stanley Capital Services	(641)
Pay	DTE Energy Co.	917	1.00%	70	4/15/15	Morgan Stanley Capital Services	1,192
Pay	Eli Lilly & Co.	1,653	1.00%	98	4/15/15	Morgan Stanley Capital Services	(529)
Pay	Fiserv, Inc.	1,597	1.00%	90	4/15/15	Morgan Stanley Capital Services	7,298
Pay	Foot Locker, Inc.	1,130	1.00%	50	4/15/15	Morgan Stanley Capital Services	2,158
Pay	Gap, Inc. (The)	1,407	1.00%	54	4/15/15	Morgan Stanley Capital Services	1,309
Pay	General Motors Co.	1,498	1.00%	50	4/15/15	Morgan Stanley Capital Services	1,678

Receive/Pay Total Return on Reference Index	Index	# of Shares or Units	Rate Paid/ Received by the Fund	Notional Amount (000)	Maturity Date	Counterparty	Unrealized Appreciation/ (Depreciation)

Pay	Goodyear Tire & Rubber Co. (The)	2,045	1.00%	$53	4/15/15	Morgan Stanley Capital Services	$(1,697)
Pay	Hanesbrands, Inc.	639	1.00%	49	4/15/15	Morgan Stanley Capital Services	3,860
Pay	Harris Corp.	1,176	1.00%	83	4/15/15	Morgan Stanley Capital Services	3,587
Pay	HCA Holdings, Inc.	861	1.00%	42	4/15/15	Morgan Stanley Capital Services	2,807
Pay	Helmerich & Payne	814	1.00%	89	4/15/15	Morgan Stanley Capital Services	(187)
Pay	Hershey Co. (The)	1,061	1.00%	106	4/15/15	Morgan Stanley Capital Services	(3,469)
Pay	Hess Corp.	1,241	1.00%	107	4/15/15	Morgan Stanley Capital Services	3,798
Pay	Hospira, Inc.	1,074	1.00%	47	4/15/15	Morgan Stanley Capital Services	2,545
Pay	Illinois Tool Works, Inc.	1,214	1.00%	100	4/15/15	Morgan Stanley Capital Services	3,727
Pay	Ingersoll-Rand PLC	1,020	1.00%	59	4/15/15	Morgan Stanley Capital Services	1,762
Pay	Intel Corp.	3,040	1.00%	82	4/15/15	Morgan Stanley Capital Services	(942)
Pay	International Flavors & Fragrances, Inc.	856	1.00%	80	4/15/15	Morgan Stanley Capital Services	4,554
Pay	Johnson & Johnson	880	1.00%	87	4/15/15	Morgan Stanley Capital Services	1,839
Pay	Kellogg Co.	1,654	1.00%	108	4/15/15	Morgan Stanley Capital Services	2,680
Pay	Keycorp	3,943	1.00%	53	4/15/15	Morgan Stanley Capital Services	749
Pay	Kla-Tencor Corp.	960	1.00%	64	4/15/15	Morgan Stanley Capital Services	(2,074)

Receive/Pay Total Return on Reference Index	Index	# of Shares or Units	Rate Paid/ Received by the Fund	Notional Amount (000)	Maturity Date	Counterparty	Unrealized Appreciation/ (Depreciation)

Pay	Knowles Corp.	230	1.00%	$7	4/15/15	Morgan Stanley Capital Services	$(582)
Pay	Kroger Co.	1,191	1.00%	52	4/15/15	Morgan Stanley Capital Services	2,406
Pay	Liberty Media Corp.	655	1.00%	82	4/15/15	Morgan Stanley Capital Services	3,458
Pay	Linear Technology Corp.	2,614	1.00%	123	4/15/15	Morgan Stanley Capital Services	(6,875)
Pay	Lowe’s Co., Inc.	1,337	1.00%	62	4/15/15	Morgan Stanley Capital Services	(1,070)
Pay	LPL Investment Holding, Inc.	1,481	1.00%	70	4/15/15	Morgan Stanley Capital Services	74
Pay	Lyondellbasell Industries NV	1,094	1.00%	98	4/15/15	Morgan Stanley Capital Services	3,227
Pay	M & T Bank Corp.	580	1.00%	70	4/15/15	Morgan Stanley Capital Services	940
Pay	M & T Bank Corp.	100	1.00%	12	4/15/15	Morgan Stanley Capital Services	63
Pay	Macy’s, Inc.	1,162	1.00%	67	4/15/15	Morgan Stanley Capital Services	(174)
Pay	Macy’s, Inc.	260	1.00%	15	4/15/15	Morgan Stanley Capital Services	(283)
Pay	Marathon Oil Corp.	1,720	1.00%	62	4/15/15	Morgan Stanley Capital Services	430
Pay	Marathon Petroleum Corp.	660	1.00%	58	4/15/15	Morgan Stanley Capital Services	2,858
Pay	Marriott International	1,100	1.00%	62	4/15/15	Morgan Stanley Capital Services	2,013
Pay	Marriott International	360	1.00%	20	4/15/15	Morgan Stanley Capital Services	605
Pay	Marsh & Mclennan Co., Inc.	1,060	1.00%	51	4/15/15	Morgan Stanley Capital Services	1,611

Receive/Pay Total Return on Reference Index	Index	# of Shares or Units	Rate Paid/ Received by the Fund	Notional Amount (000)	Maturity Date	Counterparty	Unrealized Appreciation/ (Depreciation)

Pay	Marvell Technology Group Ltd.	2,919	1.00%	$44	4/20/15	Morgan Stanley Capital Services	$1,868
Pay	Masco Corp.	2,179	1.00%	47	4/15/15	Morgan Stanley Capital Services	(2,963)
Pay	Mastercard, Inc.	733	1.00%	53	4/15/15	Morgan Stanley Capital Services	1,026
Pay	Mcgraw Hill Financial, Inc.	813	1.00%	60	4/15/15	Morgan Stanley Capital Services	447
Pay	Mead Johnson Nutrition Co.	817	1.00%	67	4/15/15	Morgan Stanley Capital Services	4,943
Pay	Microsoft Corp.	1,833	1.00%	73	4/15/15	Morgan Stanley Capital Services	1,191
Pay	Mohawk Industries, Inc.	350	1.00%	47	4/15/15	Morgan Stanley Capital Services	(868)
Pay	Motorola Solutions, Inc.	659	1.00%	42	4/15/15	Morgan Stanley Capital Services	138
Pay	Murphy Oil Corp.	1,582	1.00%	97	4/15/15	Morgan Stanley Capital Services	2,895
Pay	Nabors Industries Ltd.	1,940	1.00%	46	4/15/15	Morgan Stanley Capital Services	3,123
Pay	Nextera Energy, Inc.	725	1.00%	70	4/15/15	Morgan Stanley Capital Services	1,892
Pay	Nordstrom, Inc.	998	1.00%	61	4/15/15	Morgan Stanley Capital Services	299
Pay	Northrop Grumman Corp.	550	1.00%	66	4/15/15	Morgan Stanley Capital Services	385
Pay	Nvidia Corp.	3,299	1.00%	61	4/15/15	Morgan Stanley Capital Services	66
Pay	O’Reilly Automotive, Inc.	428	1.00%	61	4/15/15	Morgan Stanley Capital Services	2,542

Receive/Pay Total Return on Reference Index	Index	# of Shares or Units	Rate Paid/ Received by the Fund	Notional Amount (000)	Maturity Date	Counterparty	Unrealized Appreciation/ (Depreciation)

Pay	Occidental Petroleum Corp.	658	1.00%	$62	4/15/15	Morgan Stanley Capital Services	$559
Pay	Oil States International, Inc.	390	1.00%	37	4/15/15	Morgan Stanley Capital Services	460
Pay	Omnicare, Inc.	1,177	1.00%	68	4/15/15	Morgan Stanley Capital Services	2,036
Pay	Packaging Corp of America	619	1.00%	42	4/15/15	Morgan Stanley Capital Services	(594)
Pay	Partnerre Ltd.	680	1.00%	69	4/15/15	Morgan Stanley Capital Services	2,781
Pay	Phillips 66	599	1.00%	47	4/15/15	Morgan Stanley Capital Services	2,720
Pay	Polycom, Inc.	3,200	1.00%	41	4/15/15	Morgan Stanley Capital Services	(1,856)
Pay	Qualcomm, Inc.	770	1.00%	61	4/15/15	Morgan Stanley Capital Services	(601)
Pay	Raymond James Financial, Inc.	874	1.00%	43	4/15/15	Morgan Stanley Capital Services	105
Pay	Regeneron Pharmaceuticals	155	1.00%	45	4/15/15	Morgan Stanley Capital Services	1,366
Pay	Reinsurance Group of America	566	1.00%	44	4/15/15	Morgan Stanley Capital Services	(645)
Pay	Renaissancere Holdings Ltd.	520	1.00%	52	4/15/15	Morgan Stanley Capital Services	432
Pay	Rockwell Automation, Inc.	369	1.00%	45	4/15/15	Morgan Stanley Capital Services	(1,199)
Pay	Sandisk Corp.	890	1.00%	67	4/15/15	Morgan Stanley Capital Services	8,571
Pay	Schlumberger Ltd.	473	1.00%	47	4/15/15	Morgan Stanley Capital Services	681

Receive/Pay Total Return on Reference Index	Index	# of Shares or Units	Rate Paid/ Received by the Fund	Notional Amount (000)	Maturity Date	Counterparty	Unrealized Appreciation/ (Depreciation)

Pay	Scripps Networks Interactive, Inc.	906	1.00%	$66	4/15/15	Morgan Stanley Capital Services	$1,785
Pay	SEI Investments Co.	2,115	1.00%	65	4/15/15	Morgan Stanley Capital Services	3,849
Pay	Southern Copper Corp.	1,492	1.00%	44	4/15/15	Morgan Stanley Capital Services	1,238
Pay	Starbucks Corp.	1,168	1.00%	80	4/15/15	Morgan Stanley Capital Services	2,021
Pay	Starz	1,860	1.00%	59	4/15/15	Morgan Stanley Capital Services	1,303
Pay	Stericycle, Inc.	523	1.00%	57	4/15/15	Morgan Stanley Capital Services	3,410
Pay	Stryker Corp.	1,043	1.00%	83	4/15/15	Morgan Stanley Capital Services	(1,898)
Pay	T Rowe Price Group, Inc.	1,138	1.00%	90	4/15/15	Morgan Stanley Capital Services	3,277
Pay	Texas Instruments, Inc.	1,130	1.00%	52	4/15/15	Morgan Stanley Capital Services	(407)
Pay	TJX Co., Inc.	1,010	1.00%	59	4/15/15	Morgan Stanley Capital Services	(505)
Pay	Transdigm Group, Inc.	368	1.00%	65	4/15/15	Morgan Stanley Capital Services	574
Pay	Tupperware Brands Corp.	520	1.00%	44	4/15/15	Morgan Stanley Capital Services	(177)
Pay	Twenty-First Century Fox, Inc.	1,301	1.00%	41	4/15/15	Morgan Stanley Capital Services	481
Pay	United Technologies Corp.	533	1.00%	62	4/15/15	Morgan Stanley Capital Services	1,327
Pay	Unitedhealth Group, Inc.	886	1.00%	70	4/15/15	Morgan Stanley Capital Services	(3,960)
Pay	VF Corp.	1,172	1.00%	69	4/15/15	Morgan Stanley Capital Services	2,250

Receive/Pay Total Return on Reference Index	Index	# of Shares or Units	Rate Paid/ Received by the Fund	Notional Amount (000)	Maturity Date	Counterparty	Unrealized Appreciation/ (Depreciation)

Pay	VF Corp.	210	1.00%	$13	4/15/15	Morgan Stanley Capital Services	$218
Pay	Viacom, Inc.	1,216	1.00%	100	4/15/15	Morgan Stanley Capital Services	3,332
Pay	W.R. Grace & Co.	665	1.00%	64	4/15/15	Morgan Stanley Capital Services	(2,966)
Pay	Waddell & Reed Financial, Inc.	806	1.00%	53	4/15/15	Morgan Stanley Capital Services	919
Pay	Wells Fargo & Co.	2,010	1.00%	99	4/15/15	Morgan Stanley Capital Services	1,085
Pay	Western Union Co.	3,640	1.00%	58	4/15/15	Morgan Stanley Capital Services	(728)
Pay	Westlake Chemical Corp.	918	1.00%	58	4/15/15	Morgan Stanley Capital Services	7,317
Pay	Whirlpool Corp.	360	1.00%	55	4/15/15	Morgan Stanley Capital Services	691

Pay Total Return on Reference Index
Receive	Accenture PLC	720	1.00%	56	4/15/15	Morgan Stanley Capital Services	(1,274)
Receive	Ace Ltd.	419	1.00%	42	4/15/15	Morgan Stanley Capital Services	(926)
Receive	ADT Corp. (The)	1,552	1.00%	46	4/15/15	Morgan Stanley Capital Services	(466)
Receive	Aflac, Inc.	1,013	1.00%	62	4/15/15	Morgan Stanley Capital Services	(1,104)
Receive	AGCO, Corp.	1,055	1.00%	59	4/15/15	Morgan Stanley Capital Services	422
Receive	Alliance Data Systems Corp.	190	1.00%	48	4/15/15	Morgan Stanley Capital Services	1,723
Receive	Allstate Corp. (The)	832	1.00%	46	4/15/15	Morgan Stanley Capital Services	(1,156)

Receive/Pay Total Return on Reference Index	Index	# of Shares or Units	Rate Paid/ Received by the Fund	Notional Amount (000)	Maturity Date	Counterparty	Unrealized Appreciation/ (Depreciation)

Receive	Altera Corp.	1,665	1.00%	$57	4/15/15	Morgan Stanley Capital Services	$2,647
Receive	AMC Networks, Inc.	665	1.00%	44	4/15/15	Morgan Stanley Capital Services	751
Receive	American Tower Corp.	535	1.00%	44	4/15/15	Morgan Stanley Capital Services	(984)
Receive	Amgen, Inc.	366	1.00%	42	4/15/15	Morgan Stanley Capital Services	1,190
Receive	Amphenol Corp.	724	1.00%	66	4/15/15	Morgan Stanley Capital Services	(2,889)
Receive	Analog Devices, Inc.	863	1.00%	46	4/15/15	Morgan Stanley Capital Services	1,631
Receive	Apple, Inc.	145	1.00%	75	4/15/15	Morgan Stanley Capital Services	(10,460)
Receive	Ares Capital Corp.	3,914	1.00%	68	4/15/15	Morgan Stanley Capital Services	313
Receive	Ashland, Inc.	803	1.00%	77	4/15/15	Morgan Stanley Capital Services	(771)
Receive	Assured Guaranty Ltd.	1,737	1.00%	41	4/15/15	Morgan Stanley Capital Services	(417)
Receive	Autonation, Inc.	1,561	1.00%	83	4/15/15	Morgan Stanley Capital Services	187
Receive	Bank of New York Mellon Corp. (The)	2,381	1.00%	79	4/15/15	Morgan Stanley Capital Services	(1,476)
Receive	Baxter International, Inc.	980	1.00%	72	4/15/15	Morgan Stanley Capital Services	559
Receive	BB&T Corp.	1,213	1.00%	47	4/15/15	Morgan Stanley Capital Services	2,208
Receive	Blackrock, Inc.	256	1.00%	77	4/15/15	Morgan Stanley Capital Services	(74)
Receive	Boston Scientific Corp.	3,559	1.00%	48	4/15/15	Morgan Stanley Capital Services	2,634

Receive/Pay Total Return on Reference Index	Index	# of Shares or Units	Rate Paid/ Received by the Fund	Notional Amount (000)	Maturity Date	Counterparty	Unrealized Appreciation/ (Depreciation)

Receive	Broadcom Corp.	1,942	1.00%	$57	4/15/15	Morgan Stanley Capital Services	$(2,389)
Receive	Brookdale Senior Living, Inc.	1,814	1.00%	57	4/15/15	Morgan Stanley Capital Services	(907)
Receive	Burger King Worldwide, Inc.	2,257	1.00%	57	4/15/15	Morgan Stanley Capital Services	(1,625)
Receive	C.H. Robinson Worldwide, Inc.	759	1.00%	42	4/15/15	Morgan Stanley Capital Services	(2,505)
Receive	CA, Inc.	1,325	1.00%	40	4/15/15	Morgan Stanley Capital Services	(265)
Receive	Cabela’s, Inc.	621	1.00%	40	4/15/15	Morgan Stanley Capital Services	(863)
Receive	Cablevision Systems Corp.	3,642	1.00%	59	4/15/15	Morgan Stanley Capital Services	(2,040)
Receive	Cadence Design Systems, Inc.	2,941	1.00%	43	4/15/15	Morgan Stanley Capital Services	(2,617)
Receive	Capital One Financial Corp.	927	1.00%	69	4/15/15	Morgan Stanley Capital Services	575
Receive	Carmax, Inc.	1,071	1.00%	46	4/15/15	Morgan Stanley Capital Services	(439)
Receive	Cisco Systems, Inc.	1,836	1.00%	42	4/15/15	Morgan Stanley Capital Services	(404)
Receive	CIT Group, Inc.	1,419	1.00%	66	4/15/15	Morgan Stanley Capital Services	5,194
Receive	Citrix Systems, Inc.	870	1.00%	48	4/15/15	Morgan Stanley Capital Services	(3,663)
Receive	Coach, Inc.	1,561	1.00%	76	4/15/15	Morgan Stanley Capital Services	6,572
Receive	Cobalt International Energy	2,740	1.00%	50	4/15/15	Morgan Stanley Capital Services	252
Receive	Coca-Cola Co. (The)	1,879	1.00%	75	4/15/15	Morgan Stanley Capital Services	(1,146)

Receive/Pay Total Return on Reference Index	Index	# of Shares or Units	Rate Paid/ Received by the Fund	Notional Amount (000)	Maturity Date	Counterparty	Unrealized Appreciation/ (Depreciation)

Receive	Comcast Corp.	925	1.00%	$45	4/15/15	Morgan Stanley Capital Services	$(3,099)
Receive	Conagra Foods, Inc.	2,648	1.00%	82	4/15/15	Morgan Stanley Capital Services	953
Receive	Cooper Cos, Inc. (The)	314	1.00%	40	4/15/15	Morgan Stanley Capital Services	(1,645)
Receive	Crown Holdings, Inc.	1,008	1.00%	46	4/15/15	Morgan Stanley Capital Services	(1,240)
Receive	Darden Restaurants, Inc.	1,156	1.00%	56	4/15/15	Morgan Stanley Capital Services	(1,514)
Receive	Davita Healthcare Partners, Inc.	976	1.00%	67	4/15/15	Morgan Stanley Capital Services	(869)
Receive	DENTSPLY International, Inc.	948	1.00%	42	4/15/15	Morgan Stanley Capital Services	19
Receive	Dick’s Sporting Goods, Inc.	1,223	1.00%	63	4/15/15	Morgan Stanley Capital Services	(1,162)
Receive	Discovery Communication, Inc.	577	1.00%	44	4/15/15	Morgan Stanley Capital Services	519
Receive	Dominion Resources, Inc./VA	1,144	1.00%	81	4/15/15	Morgan Stanley Capital Services	(2,254)
Receive	Dr Pepper Snapple Group, Inc.	1,230	1.00%	64	4/15/15	Morgan Stanley Capital Services	(4,600)
Receive	Dresser-Rand Group, Inc.	762	1.00%	44	4/15/15	Morgan Stanley Capital Services	(1,737)
Receive	Eastman Chemical Co.	562	1.00%	48	4/15/15	Morgan Stanley Capital Services	(511)
Receive	Ebay, Inc.	725	1.00%	39	4/15/15	Morgan Stanley Capital Services	1,501
Receive	Ecolab, Inc.	659	1.00%	69	4/15/15	Morgan Stanley Capital Services	514
Receive	Emerson Electric Co.	1,053	1.00%	70	4/15/15	Morgan Stanley Capital Services	(1,716)

Receive/Pay Total Return on Reference Index	Index	# of Shares or Units	Rate Paid/ Received by the Fund	Notional Amount (000)	Maturity Date	Counterparty	Unrealized Appreciation/ (Depreciation)

Receive	Energen Corp.	620	1.00%	$50	4/15/15	Morgan Stanley Capital Services	$1,488
Receive	Energizer Holdings, Inc.	401	1.00%	39	4/15/15	Morgan Stanley Capital Services	(5,774)
Receive	EQT Corp.	486	1.00%	50	4/15/15	Morgan Stanley Capital Services	(2,974)
Receive	Equinx, Inc.	292	1.00%	51	4/15/15	Morgan Stanley Capital Services	(3,992)
Receive	Estee Lauder Cos., Inc. (The)	760	1.00%	54	4/15/15	Morgan Stanley Capital Services	(1,345)
Receive	Express Scripts Holding Co.	992	1.00%	73	4/15/15	Morgan Stanley Capital Services	6,994
Receive	Fastenal Co.	1,433	1.00%	72	4/15/15	Morgan Stanley Capital Services	(7)
Receive	Fidelity National Financial, Inc.	1,519	1.00%	48	4/15/15	Morgan Stanley Capital Services	(532)
Receive	FMC Corp.	582	1.00%	44	4/15/15	Morgan Stanley Capital Services	(914)
Receive	FMC Technologies, Inc.	1,299	1.00%	70	4/15/15	Morgan Stanley Capital Services	(3,936)
Receive	Franklin Resources, Inc.	1,212	1.00%	63	4/15/15	Morgan Stanley Capital Services	(545)
Receive	General Electric Co.	1,993	1.00%	51	4/15/15	Morgan Stanley Capital Services	(2,133)
Receive	General Mills, Inc.	1,380	1.00%	71	4/15/15	Morgan Stanley Capital Services	(2,443)
Receive	Goldman Sachs Group, Inc.	263	1.00%	41	4/15/15	Morgan Stanley Capital Services	(1,289)
Receive	Gulfport Energy Corp.	765	1.00%	56	4/15/15	Morgan Stanley Capital Services	(436)
Receive	Hartford Financial Services Group, Inc. (The)	1,670	1.00%	58	4/15/15	Morgan Stanley Capital Services	(2,003)

Receive/Pay Total Return on Reference Index	Index	# of Shares or Units	Rate Paid/ Received by the Fund	Notional Amount (000)	Maturity Date	Counterparty	Unrealized Appreciation/ (Depreciation)

Receive	HD Supply Holdings, Inc.	1,806	1.00%	$45	4/15/15	Morgan Stanley Capital Services	$(1,174)
Receive	Hewlett-Packard Co.	1,351	1.00%	44	4/15/15	Morgan Stanley Capital Services	(905)
Receive	Hologic, Inc.	2,445	1.00%	52	4/15/15	Morgan Stanley Capital Services	257
Receive	Home Depot, Inc.	759	1.00%	58	4/15/15	Morgan Stanley Capital Services	(2,748)
Receive	IHS, Inc.	370	1.00%	44	4/15/15	Morgan Stanley Capital Services	(1,017)
Receive	Imperial Oil Ltd.	925	1.00%	44	4/15/15	Morgan Stanley Capital Services	(1,351)
Receive	Intercontinental Exchange Group.	340	1.00%	67	4/15/15	Morgan Stanley Capital Services	(2,346)
Receive	International Business Machines Corp.	384	1.00%	76	4/15/15	Morgan Stanley Capital Services	211
Receive	International Paper Co.	944	1.00%	42	4/15/15	Morgan Stanley Capital Services	(1,671)
Receive	Iron Mountain, Inc.	1,856	1.00%	49	4/15/15	Morgan Stanley Capital Services	(4,028)
Receive	Jarden Corp.	690	1.00%	38	4/15/15	Morgan Stanley Capital Services	(1,187)
Receive	Kinder Morgan, Inc.	1,342	1.00%	44	4/15/15	Morgan Stanley Capital Services	322
Receive	Kraft Foods Group, Inc.	1,064	1.00%	60	4/15/15	Morgan Stanley Capital Services	(766)
Receive	L Brands, Inc.	921	1.00%	50	4/15/15	Morgan Stanley Capital Services	(55)
Receive	Laboratory Corp. of America Holdings	424	1.00%	43	4/15/15	Morgan Stanley Capital Services	1,213
Receive	Leggett & Platt, Inc.	2,181	1.00%	71	4/15/15	Morgan Stanley Capital Services	(807)

Receive/Pay Total Return on Reference Index	Index	# of Shares or Units	Rate Paid/ Received by the Fund	Notional Amount (000)	Maturity Date	Counterparty	Unrealized Appreciation/ (Depreciation)

Receive	Liberty Interactive Corp.	1,555	1.00%	$45	4/15/15	Morgan Stanley Capital Services	$156
Receive	Lions Gate Entertainment Corp.	1,365	1.00%	36	4/15/15	Morgan Stanley Capital Services	(246)
Receive	LKQ Corp.	1,993	1.00%	55	4/15/15	Morgan Stanley Capital Services	(3,348)
Receive	Loews Corp.	2,100	1.00%	92	4/15/15	Morgan Stanley Capital Services	(399)
Receive	Mattel, Inc.	1,409	1.00%	54	4/15/15	Morgan Stanley Capital Services	(1,064)
Receive	Maxim Integrated Products, Inc.	1,471	1.00%	47	4/15/15	Morgan Stanley Capital Services	(324)
Receive	McCormick & Co., Inc./MD	628	1.00%	44	4/15/15	Morgan Stanley Capital Services	(634)
Receive	McDonald’s Corp.	891	1.00%	90	4/15/15	Morgan Stanley Capital Services	(490)
Receive	Medivation, Inc.	536	1.00%	31	4/15/15	Morgan Stanley Capital Services	(1,131)
Receive	Merck & Co. Inc.	1,170	1.00%	66	4/15/15	Morgan Stanley Capital Services	(2,199)
Receive	Mondelez International, Inc.	1,545	1.00%	53	4/15/15	Morgan Stanley Capital Services	(2,148)
Receive	Morgan Stanley	1,660	1.00%	51	4/20/15	Credit Suisse Securities (Europe) Limited	(594)
Receive	National - Oilwell, Inc.	567	1.00%	46	4/15/15	Morgan Stanley Capital Services	1,236
Receive	NCR Corp.	1,592	1.00%	54	4/15/15	Morgan Stanley Capital Services	5,381
Receive	Netapp, Inc.	1,598	1.00%	59	4/15/15	Morgan Stanley Capital Services	2,213
Receive	Newmont Mining Corp.	2,088	1.00%	50	4/15/15	Morgan Stanley Capital Services	(2,067)

Receive/Pay Total Return on Reference Index	Index	# of Shares or Units	Rate Paid/ Received by the Fund	Notional Amount (000)	Maturity Date	Counterparty	Unrealized Appreciation/ (Depreciation)

Receive	News Corp.	2,950	1.00%	$49	4/15/15	Morgan Stanley Capital Services	$(735)
Receive	Nisource, Inc.	1,894	1.00%	67	4/15/15	Morgan Stanley Capital Services	(1,383)
Receive	Norfolk Southern Corp.	493	1.00%	47	4/20/15	Morgan Stanley Capital Services	(20)
Receive	Northern Trust Corp.	733	1.00%	44	4/15/15	Morgan Stanley Capital Services	(454)
Receive	Nuance Communications, Inc.	3,880	1.00%	63	4/15/15	Morgan Stanley Capital Services	233
Receive	Oceaneering International, Inc.	557	1.00%	40	4/15/15	Morgan Stanley Capital Services	(919)
Receive	Oneok, Inc.	1,040	1.00%	62	4/15/15	Morgan Stanley Capital Services	(3,962)
Receive	Palo Alto Networks, Inc.	697	1.00%	48	4/15/15	Morgan Stanley Capital Services	3,332
Receive	Perrigo Co. PLC	219	1.00%	31	4/15/15	Morgan Stanley Capital Services	(876)
Receive	Philip Morris International, Inc.	853	1.00%	72	4/15/15	Morgan Stanley Capital Services	(896)
Receive	Procter & Gamble Co.	1,060	1.00%	86	4/15/15	Morgan Stanley Capital Services	(1,813)
Receive	Prudential Financial, Inc.	998	1.00%	78	4/15/15	Morgan Stanley Capital Services	(2,066)
Receive	PVH Corp.	525	1.00%	64	4/15/15	Morgan Stanley Capital Services	(1,901)
Receive	Qiagen NV	2,260	1.00%	45	4/15/15	Morgan Stanley Capital Services	(4,271)
Receive	Quanta Services, Inc.	2,003	1.00%	71	4/15/15	Morgan Stanley Capital Services	80
Receive	Quest Diagnostics, Inc.	707	1.00%	42	4/15/15	Morgan Stanley Capital Services	2,934

Receive/Pay Total Return on Reference Index	Index	# of Shares or Units	Rate Paid/ Received by the Fund	Notional Amount (000)	Maturity Date	Counterparty	Unrealized Appreciation/ (Depreciation)

Receive	Ralph Lauren Corp.	379	1.00%	$59	4/15/15	Morgan Stanley Capital Services	$1,505
Receive	Realogy Holdings Corp.	1,442	1.00%	61	4/15/15	Morgan Stanley Capital Services	14
Receive	Reliance Steel & Aluminum Co.	861	1.00%	60	4/15/15	Morgan Stanley Capital Services	(1,369)
Receive	Republic Services, Inc.	2,059	1.00%	71	4/15/15	Morgan Stanley Capital Services	(1,462)
Receive	Rock-Tenn Co.	358	1.00%	35	4/15/15	Morgan Stanley Capital Services	716
Receive	Rockwood Holdings, Inc.	656	1.00%	46	4/15/15	Morgan Stanley Capital Services	(413)
Receive	Royal Caribbean Cruises Ltd.	970	1.00%	49	4/15/15	Morgan Stanley Capital Services	(2,153)
Receive	Sally Beauty Co, Inc.	1,375	1.00%	36	4/15/15	Morgan Stanley Capital Services	(1,196)
Receive	SAP	767	1.00%	61	4/15/15	Morgan Stanley Capital Services	(759)
Receive	SBA Communications Corp.	714	1.00%	63	4/15/15	Morgan Stanley Capital Services	(1,257)
Receive	SPDR S&P 500 ETF Trust	2,282	1.00%	420	4/15/15	Morgan Stanley Capital Services	(9,562)
Receive	Spectra Energy Corp.	1,817	1.00%	70	4/15/15	Morgan Stanley Capital Services	(1,653)
Receive	Spirit Aerosystems Holdings, Inc.	2,128	1.00%	61	4/15/15	Morgan Stanley Capital Services	(3,043)
Receive	Stanley Black & Decker, Inc.	735	1.00%	59	4/15/15	Morgan Stanley Capital Services	(4,167)
Receive	State Street Corp.	938	1.00%	60	4/15/15	Morgan Stanley Capital Services	(197)
Receive	Sysco Corp.	1,188	1.00%	42	4/15/15	Morgan Stanley Capital Services	(796)

Receive/Pay Total Return on Reference Index	Index	# of Shares or Units	Rate Paid/ Received by the Fund	Notional Amount (000)	Maturity Date	Counterparty	Unrealized Appreciation/ (Depreciation)

Receive	Target Corp.	965	1.00%	$57	4/15/15	Morgan Stanley Capital Services	$(2,191)
Receive	Tesoro Corp.	1,194	1.00%	61	4/15/15	Morgan Stanley Capital Services	(6,018)
Receive	Thermo Fisher Scientific, Inc.	455	1.00%	54	4/15/15	Morgan Stanley Capital Services	1,661
Receive	Thomson Corp.	1,759	1.00%	60	4/15/15	Morgan Stanley Capital Services	(3,272)
Receive	Tiffany & Co.	618	1.00%	53	4/15/15	Morgan Stanley Capital Services	(902)
Receive	Total System Services, Inc.	1,356	1.00%	39	4/15/15	Morgan Stanley Capital Services	(3,797)
Receive	Trimble Navigation Ltd.	1,691	1.00%	64	4/15/15	Morgan Stanley Capital Services	(1,133)
Receive	Under Armour, Inc.	898	1.00%	47	4/15/15	Morgan Stanley Capital Services	3,197
Receive	United Continental Holdings, Inc.	1,284	1.00%	54	4/15/15	Morgan Stanley Capital Services	1,425
Receive	United States Steel Corp.	2,493	1.00%	68	4/15/15	Morgan Stanley Capital Services	2,692
Receive	Valspar Corp. (The)	599	1.00%	42	4/15/15	Morgan Stanley Capital Services	(1,360)
Receive	Vantiv, Inc.	1,690	1.00%	50	4/15/15	Morgan Stanley Capital Services	(2,096)
Receive	Vertex Pharmaceuticals, Inc.	627	1.00%	40	4/15/15	Morgan Stanley Capital Services	(2,790)
Receive	Visa, Inc.	190	1.00%	39	4/15/15	Morgan Stanley Capital Services	274
Receive	Voya Financial, Inc.	1,183	1.00%	41	4/15/15	Morgan Stanley Capital Services	(935)
Receive	Wal-Mart Stores, Inc.	1,021	1.00%	78	4/15/15	Morgan Stanley Capital Services	(2,889)

Receive/Pay Total Return on Reference Index	Index	# of Shares or Units	Rate Paid/ Received by the Fund	Notional Amount (000)	Maturity Date	Counterparty	Unrealized Appreciation/ (Depreciation)

Receive	Waste Connections, Inc.	934	1.00%	$39	4/15/15	Morgan Stanley Capital Services	$(2,326)
Receive	Wisconsin Energy Corp.	988	1.00%	47	4/15/15	Morgan Stanley Capital Services	(405)
Receive	Wynn Resorts Ltd.	238	1.00%	48	4/15/15	Morgan Stanley Capital Services	(255)
Receive	Xerox Corp.	5,516	1.00%	62	4/15/15	Morgan Stanley Capital Services	(4,302)
Receive	Yum! Brands, Inc.	689	1.00%	52	4/15/15	Morgan Stanley Capital Services	(1,047)
Receive	Zoetis, Inc.	1,652	1.00%	47	4/15/15	Morgan Stanley Capital Services	(2,825)

							$22,766

(a)	To obtain a copy of the fund’s financial statements, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AllianceBernstein at (800) 227-4618.
(b)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.
(c)	Position, or a portion thereof, has been segregated to collateralize OTC derivatives outstanding. The aggregate market value of these securities amounted to $1,799,875
(d)	As of April 30, 2014, the cost of investments for federal income tax purposes was the same as the cost for financial reporting purposes.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market.

Glossary:

SPDR	-	Standard & Poor’s Depository Receipt

See notes to financial statements.

AllianceBernstein Market Neutral Strategy - U.S.

April 30, 2014 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Strategy would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Strategy. Unobservable inputs reflect the Strategy’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Strategy’s own assumptions in determining the fair value of investments)

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

The following table summarizes the valuation of the Strategy’s investments by the above fair value hierarchy levels as of April 30, 2014:

Investments in Securities:	Level 1		Level 2			Level 3			Total
Assets:
Short-Term Investments:
Investment Companies	$2,192,690		$	– 0	–	$	– 0	–	$2,192,690
U.S. Treasury Bills	– 0	–		1,799,875			– 0	–	1,799,875

Total Investments in Securities	2,192,690			1,799,875			– 0	–	3,992,565
Other Financial Instruments*:
Assets:
Total Return Swaps	– 0	–		282,399			– 0	–	282,399
Liabilities:
Total Return Swaps	– 0	–		(259,633)			– 0	–	(259,633)

Total^	$2,192,690			$1,822,641		$	– 0	–	$4,015,331

*	Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/depreciation on the instrument.
^	There were no transfers between any levels during the reporting period.

The Strategy recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The Adviser has established a Valuation Committee (the “Committee”) which is responsible for overseeing the pricing and valuation of all securities held in the Strategy. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and a third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and process at vendors, 2) daily compare of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

AllianceBernstein Market Neutral Strategy - Global

Portfolio of Investments

April 30, 2014 (unaudited)

Company	Shares	U.S. $ Value
SHORT-TERM INVESTMENTS - 99.0%
Investment Companies - 46.4%
AllianceBernstein Fixed-Income Shares, Inc. - Government STIF Portfolio, 0.07% (a)(b) (cost $5,284,973)	5,284,973	$5,284,973

	Principal Amount (000)
U.S. Treasury Bills - 52.6%
U.S. Treasury Bill 0.01%, 7/17/14 (c) (cost $5,999,583)	$6,000	5,999,583

Total Investments - 99.0% (cost $11,284,556)		11,284,556
Other assets less liabilities - 1.0% (d)		109,385

Net Assets - 100.0%		$11,393,941

TOTAL RETURN SWAPS

Receive/Pay Total Return on Reference Index	Index	# of Shares or Units	Rate Paid/ Received by the Fund	Notional Amount (000)		Maturity Date	Counterparty	Unrealized Appreciation/ (Depreciation)

Pay Total Return on Reference Index
Pay	Morgan Stanley	1,710	1.00%	USD	52	4/15/15	Credit Suisse Securities (Europe) Limited	$(611)
Pay	3I Group PLC	7,095	1.00%	GBP	26	4/15/15	Morgan Stanley Capital Services	(1,611)
Pay	Accenture PLC	740	1.00%	USD	58	4/15/15	Morgan Stanley Capital Services	(1,309)
Pay	ACE Ltd.	474	1.00%		47	4/15/15	Morgan Stanley Capital Services	(1,048)
Pay	ADT Corp. (The)	1,754	1.00%		53	4/15/15	Morgan Stanley Capital Services	(526)
Pay	Advantest Corp.	3,600	1.00%	JPY	3,956	4/15/15	Morgan Stanley Capital Services	(986)
Pay	Aflac, Inc.	1,145	1.00%	USD	71	4/15/15	Morgan Stanley Capital Services	(1,248)
Pay	AGCO Corp.	1,192	1.00%		67	4/15/15	Morgan Stanley Capital Services	477

Receive/Pay Total Return on Reference Index	Index	# of Shares or Units	Rate Paid/ Received by the Fund	Notional Amount (000)		Maturity Date	Counterparty	Unrealized Appreciation/ (Depreciation)

Pay	Aggreko PLC	2,574	1.00%	GBP	39	4/15/15	Morgan Stanley Capital Services	$(2,292)
Pay	Agile Property Holdings Ltd.	44,000	1.00%	HKD	289	4/15/15	Morgan Stanley Capital Services	1,490
Pay	AGL Energy Ltd.	3,246	1.00%	AUD	50	4/15/15	Morgan Stanley Capital Services	(971)
Pay	AIA Group Ltd.	10,000	1.00%	HKD	388	4/15/15	Morgan Stanley Capital Services	1,410
Pay	Aker Solutions ASA	2,366	1.00%	NOK	221	4/15/15	Morgan Stanley Capital Services	(733)
Pay	Alfa Laval AB	1,154	1.00%	SEK	202	4/15/15	Morgan Stanley Capital Services	365
Pay	Alliance Data Systems Corp.	200	1.00%	USD	50	4/15/15	Morgan Stanley Capital Services	1,814
Pay	Allianz Se	360	1.00%	EUR	42	4/15/15	Morgan Stanley Capital Services	(4,116)
Pay	Allstate Corp. (The)	940	1.00%	USD	52	4/15/15	Morgan Stanley Capital Services	(1,307)
Pay	ALS Ltd./ Queensland	11,602	1.00%	AUD	86	4/15/15	Morgan Stanley Capital Services	(1,385)
Pay	Altera Corp.	1,722	1.00%	USD	59	4/15/15	Morgan Stanley Capital Services	2,738
Pay	Aluminum Corp. of China Ltd.	114,000	1.00%	HKD	341	4/15/15	Morgan Stanley Capital Services	3,093
Pay	AMC Networks, Inc.	754	1.00%	USD	50	4/15/15	Morgan Stanley Capital Services	852
Pay	Amec PLC	2,945	1.00%	GBP	35	4/15/15	Morgan Stanley Capital Services	(3,082)
Pay	American Tower Corp.	605	1.00%	USD	49	4/15/15	Morgan Stanley Capital Services	(1,113)
Pay	Amgen, Inc.	414	1.00%		48	4/15/15	Morgan Stanley Capital Services	1,346

Receive/Pay Total Return on Reference Index	Index	# of Shares or Units	Rate Paid/ Received by the Fund	Notional Amount (000)		Maturity Date	Counterparty	Unrealized Appreciation/ (Depreciation)

Pay	AMP Ltd.	23,157	1.00%	AUD	119	4/15/15	Morgan Stanley Capital Services	$1,165
Pay	Amphenol Corp.	819	1.00%	USD	75	4/15/15	Morgan Stanley Capital Services	(3,268)
Pay	Analog Devices, Inc.	1,002	1.00%		53	4/15/15	Morgan Stanley Capital Services	1,894
Pay	Anglo American PLC	1,944	1.00%	GBP	29	4/15/15	Morgan Stanley Capital Services	(2,276)
Pay	Apple, Inc.	150	1.00%	USD	78	4/15/15	Morgan Stanley Capital Services	(10,821)
Pay	Ares Capital Corp.	4,546	1.00%		78	4/15/15	Morgan Stanley Capital Services	364
Pay	Arkema SA	296	1.00%	EUR	23	4/15/15	Morgan Stanley Capital Services	(1,748)
Pay	Arm Holdings PLC	2,547	1.00%	GBP	24	4/15/15	Morgan Stanley Capital Services	1,444
Pay	Asciano Group	12,205	1.00%	AUD	64	4/15/15	Morgan Stanley Capital Services	(1,838)
Pay	Ashland, Inc.	845	1.00%	USD	81	4/15/15	Morgan Stanley Capital Services	(811)
Pay	Assa Abloy AB	793	1.00%	SEK	262	4/15/15	Morgan Stanley Capital Services	(1,842)
Pay	Assicuraz Generali Itli	1,619	1.00%	EUR	26	4/15/15	Morgan Stanley Capital Services	(2,208)
Pay	Assured Guaranty Ltd.	1,974	1.00%	USD	47	4/15/15	Morgan Stanley Capital Services	(474)
Pay	ASX Ltd.	1,205	1.00%	AUD	42	4/15/15	Morgan Stanley Capital Services	(886)
Pay	Athabasca Oil Corp.	7,631	1.00%	CAD	61	4/15/15	Morgan Stanley Capital Services	(766)
Pay	AtoS	512	1.00%	EUR	32	4/15/15	Morgan Stanley Capital Services	42

Receive/Pay Total Return on Reference Index	Index	# of Shares or Units	Rate Paid/ Received by the Fund	Notional Amount (000)		Maturity Date	Counterparty	Unrealized Appreciation/ (Depreciation)

Pay	Australia & New Zealand Banking Group Ltd.	1,544	1.00%	AUD	52	4/15/15	Morgan Stanley Capital Services	$(1,571)
Pay	Autonation, Inc.	1,813	1.00%	USD	96	4/15/15	Morgan Stanley Capital Services	218
Pay	Aveva Group PLC	1,190	1.00%	GBP	23	4/15/15	Morgan Stanley Capital Services	(3,351)
Pay	Aviva PLC	3,293	1.00%		42	4/15/15	Morgan Stanley Capital Services	(4,842)
Pay	Balfour Beatty PLC	14,648	1.00%		42	4/15/15	Morgan Stanley Capital Services	1,712
Pay	Bank of East Asia Ltd.	12,653	1.00%	HKD	411	4/15/15	Morgan Stanley Capital Services	691
Pay	Bank of New York Mellon Corp. (The)	2,765	1.00%	USD	92	4/15/15	Morgan Stanley Capital Services	(1,714)
Pay	Bank of Nova Scotia	1,536	1.00%	CAD	99	4/15/15	Morgan Stanley Capital Services	(2,761)
Pay	BASF SE	275	1.00%	EUR	21	4/15/15	Morgan Stanley Capital Services	(2,532)
Pay	Baxter International, Inc.	1,031	1.00%	USD	76	4/15/15	Morgan Stanley Capital Services	588
Pay	Bayerische Motoren Werke AG	462	1.00%	EUR	41	4/15/15	Morgan Stanley Capital Services	(1,550)
Pay	Baytex Energy Corp.	1,058	1.00%	CAD	48	4/15/15	Morgan Stanley Capital Services	39
Pay	BB&T Corp.	1,378	1.00%	USD	54	4/15/15	Morgan Stanley Capital Services	2,508
Pay	Beijing Enterprises Water Group Ltd.	38,000	1.00%	HKD	193	4/15/15	Morgan Stanley Capital Services	797
Pay	Bell Aliant, Inc.	2,645	1.00%	CAD	71	4/15/15	Morgan Stanley Capital Services	(434)
Pay	Bendigo Bank Ltd.	2,838	1.00%	AUD	31	4/15/15	Morgan Stanley Capital Services	(1,652)

Receive/Pay Total Return on Reference Index	Index	# of Shares or Units	Rate Paid/ Received by the Fund	Notional Amount (000)		Maturity Date	Counterparty	Unrealized Appreciation/ (Depreciation)

Pay	BG Group PLC	3,115	1.00%	GBP	35	4/15/15	Morgan Stanley Capital Services	$(3,952)
Pay	Biosensors International Group	31,000	1.00%	SGD	28	4/15/15	Morgan Stanley Capital Services	(1,043)
Pay	Biostime International Holdings Ltd.	3,500	1.00%	HKD	181	4/15/15	Morgan Stanley Capital Services	103
Pay	Blackrock, Inc.	265	1.00%	USD	80	4/15/15	Morgan Stanley Capital Services	(77)
Pay	Boardwalk Real Estate Investment Trust	745	1.00%	CAD	46	4/15/15	Morgan Stanley Capital Services	(27)
Pay	Boliden AB	2,197	1.00%	SEK	211	4/15/15	Morgan Stanley Capital Services	(1,066)
Pay	Bombardier, Inc.	16,814	1.00%	CAD	69	4/15/15	Morgan Stanley Capital Services	(5,062)
Pay	Boral Ltd.	9,118	1.00%	AUD	52	4/15/15	Morgan Stanley Capital Services	(193)
Pay	Boston Scientific Corp.	4,087	1.00%	USD	55	4/15/15	Morgan Stanley Capital Services	3,024
Pay	Bouygues SA	1,073	1.00%	EUR	31	4/15/15	Morgan Stanley Capital Services	(5,479)
Pay	Brickworks Ltd.	2,156	1.00%	AUD	29	4/15/15	Morgan Stanley Capital Services	180
Pay	British Sky Broadcasting Group PLC	4,676	1.00%	GBP	41	4/15/15	Morgan Stanley Capital Services	(789)
Pay	Broadcom Corp.	2,008	1.00%	USD	59	4/15/15	Morgan Stanley Capital Services	(2,470)
Pay	Brookdale Senior Living, Inc.	1,877	1.00%		59	4/15/15	Morgan Stanley Capital Services	(938)
Pay	Brookfield Asset Management, Inc.	1,322	1.00%	CAD	61	4/15/15	Morgan Stanley Capital Services	0
Pay	BRP, Inc./CA	2,048	1.00%		60	4/15/15	Morgan Stanley Capital Services	(523)

Receive/Pay Total Return on Reference Index	Index	# of Shares or Units	Rate Paid/ Received by the Fund	Notional Amount (000)		Maturity Date	Counterparty	Unrealized Appreciation/ (Depreciation)

Pay	Bunzl PLC	1,842	1.00%	GBP	29	4/15/15	Morgan Stanley Capital Services	$(3,499)
Pay	Burberry Group PLC	2,618	1.00%		37	4/15/15	Morgan Stanley Capital Services	(2,894)
Pay	Burger King Worldwide, Inc.	2,621	1.00%	USD	67	4/15/15	Morgan Stanley Capital Services	(1,887)
Pay	Bwin.Party Digital Entertainment PLC	27,209	1.00%	GBP	33	4/15/15	Morgan Stanley Capital Services	(2,387)
Pay	C.H. Robinson Worldwide, Inc.	863	1.00%	USD	48	4/15/15	Morgan Stanley Capital Services	(2,848)
Pay	CA, Inc.	1,506	1.00%		45	4/15/15	Morgan Stanley Capital Services	(301)
Pay	Cabela’s, Inc.	721	1.00%		46	4/15/15	Morgan Stanley Capital Services	(1,002)
Pay	Cablevision Systems Corp.	4,117	1.00%		66	4/15/15	Morgan Stanley Capital Services	(2,306)
Pay	Cadence Design Systems, Inc.	3,416	1.00%		50	4/15/15	Morgan Stanley Capital Services	(3,040)
Pay	Caltex Australia Ltd.	2,403	1.00%	AUD	51	4/15/15	Morgan Stanley Capital Services	(2,288)
Pay	Cameco Corp.	2,679	1.00%	CAD	62	4/15/15	Morgan Stanley Capital Services	0
Pay	Canadian Imperial Bnk of Commerce/Canada	747	1.00%		71	4/15/15	Morgan Stanley Capital Services	(1,527)
Pay	Canadian National Railway Co.	941	1.00%		57	4/15/15	Morgan Stanley Capital Services	(2,850)
Pay	Canadian Natural Resources Ltd.	2,050	1.00%		90	4/15/15	Morgan Stanley Capital Services	(1,665)
Pay	Capita PLC	4,797	1.00%	GBP	51	4/15/15	Morgan Stanley Capital Services	(1,708)

Receive/Pay Total Return on Reference Index	Index	# of Shares or Units	Rate Paid/ Received by the Fund	Notional Amount (000)		Maturity Date	Counterparty	Unrealized Appreciation/ (Depreciation)

Pay	Capital One Financial Corp.	1,048	1.00%	USD	78	4/15/15	Morgan Stanley Capital Services	$650
Pay	Carillion PLC	6,844	1.00%	GBP	24	4/15/15	Morgan Stanley Capital Services	(1,525)
Pay	Carlsberg AS	516	1.00%	DKK	272	4/15/15	Morgan Stanley Capital Services	(1,024)
Pay	Carmax, Inc.	1,108	1.00%	USD	48	4/15/15	Morgan Stanley Capital Services	(454)
Pay	Carnival PLC	2,233	1.00%	GBP	49	4/15/15	Morgan Stanley Capital Services	(6,555)
Pay	Carsales.com Ltd.	4,680	1.00%	AUD	47	4/15/15	Morgan Stanley Capital Services	(3,483)
Pay	Catamaran Corp.	1,241	1.00%	CAD	55	4/15/15	Morgan Stanley Capital Services	2,933
Pay	Cathay Pacific Airways Ltd.	21,000	1.00%	HKD	319	4/15/15	Morgan Stanley Capital Services	1,484
Pay	Cenovus Energy, Inc.	2,108	1.00%	CAD	67	4/15/15	Morgan Stanley Capital Services	(1,404)
Pay	CGI Group, Inc.	1,693	1.00%		61	4/15/15	Morgan Stanley Capital Services	(5,437)
Pay	China Life Insurance Co., Ltd.	17,000	1.00%	HKD	361	4/15/15	Morgan Stanley Capital Services	2,369
Pay	China Merchants Holdings Intl.	12,000	1.00%		307	4/15/15	Morgan Stanley Capital Services	1,891
Pay	China Mobile Ltd.	6,000	1.00%		435	4/15/15	Morgan Stanley Capital Services	(1,042)
Pay	China National Building Material Co., Ltd.	48,000	1.00%		382	4/15/15	Morgan Stanley Capital Services	3,748
Pay	China Oilfield Services Ltd.	10,000	1.00%		194	4/15/15	Morgan Stanley Capital Services	1,023
Pay	China Resources Enterprise Ltd.	18,000	1.00%		410	4/15/15	Morgan Stanley Capital Services	1,563

Receive/Pay Total Return on Reference Index	Index	# of Shares or Units	Rate Paid/ Received by the Fund	Notional Amount (000)		Maturity Date	Counterparty	Unrealized Appreciation/ (Depreciation)

Pay	China Shenhua Energy Co., Ltd.	10,500	1.00%	HKD	230	4/15/15	Morgan Stanley Capital Services	$1,212
Pay	CI Financial Corp.	1,365	1.00%	CAD	47	4/15/15	Morgan Stanley Capital Services	(1,370)
Pay	Cie Financiere Richemont SA	320	1.00%	CHF	28	4/15/15	Morgan Stanley Capital Services	(1,069)
Pay	Cisco Systems, Inc.	2,075	1.00%	USD	47	4/15/15	Morgan Stanley Capital Services	(456)
Pay	CIT Group, Inc.	1,492	1.00%		70	4/15/15	Morgan Stanley Capital Services	5,461
Pay	Citrix Systems, Inc.	1,080	1.00%		60	4/15/15	Morgan Stanley Capital Services	(4,547)
Pay	City Developments Ltd.	12,000	1.00%	SGD	124	4/15/15	Morgan Stanley Capital Services	(5,284)
Pay	CLP Holdings Ltd.	6,500	1.00%	HKD	401	4/15/15	Morgan Stanley Capital Services	(277)
Pay	Coach, Inc.	1,642	1.00%	USD	80	4/15/15	Morgan Stanley Capital Services	6,913
Pay	Cobalt International Energy, Inc.	2,830	1.00%		51	4/15/15	Morgan Stanley Capital Services	261
Pay	Cobham PLC	9,453	1.00%	GBP	27	4/15/15	Morgan Stanley Capital Services	(3,987)
Pay	Coca-Cola Amatil Ltd.	6,423	1.00%	AUD	58	4/15/15	Morgan Stanley Capital Services	(1,208)
Pay	Coca-Cola Co. (The)	2,182	1.00%	USD	88	4/15/15	Morgan Stanley Capital Services	(1,331)
Pay	Coca-Cola HBC AG	2,214	1.00%	GBP	33	4/15/15	Morgan Stanley Capital Services	(223)
Pay	Coca-Cola West Co., Ltd.	2,700	1.00%	JPY	4,798	4/15/15	Morgan Stanley Capital Services	(61)
Pay	Cochlear Ltd.	1,413	1.00%	AUD	80	4/15/15	Morgan Stanley Capital Services	(2,955)

Receive/Pay Total Return on Reference Index	Index	# of Shares or Units	Rate Paid/ Received by the Fund	Notional Amount (000)		Maturity Date	Counterparty	Unrealized Appreciation/ (Depreciation)

Pay	Comcast Corp.	1,074	1.00%	USD	52	4/15/15	Morgan Stanley Capital Services	$(3,598)
Pay	Conagra Foods, Inc.	3,075	1.00%		95	4/15/15	Morgan Stanley Capital Services	1,107
Pay	Cooper Cos., Inc. (The)	355	1.00%		45	4/15/15	Morgan Stanley Capital Services	(1,860)
Pay	Credit Suisse Group AG	1,452	1.00%	CHF	40	4/15/15	Morgan Stanley Capital Services	(118)
Pay	Croda International PLC	1,018	1.00%	GBP	26	4/15/15	Morgan Stanley Capital Services	(458)
Pay	Daily Mail & General Trust PLC	4,343	1.00%		35	4/15/15	Morgan Stanley Capital Services	(1,386)
Pay	Daiwa Securities Group, Inc.	5,000	1.00%	JPY	3,980	4/15/15	Morgan Stanley Capital Services	1,438
Pay	Danone SA	695	1.00%	EUR	37	4/15/15	Morgan Stanley Capital Services	45
Pay	Danske Bank A/S	2,822	1.00%	DKK	412	4/15/15	Morgan Stanley Capital Services	(3,209)
Pay	Darden Restaurants, Inc.	1,307	1.00%	USD	63	4/15/15	Morgan Stanley Capital Services	(1,712)
Pay	Davita Healthcare Partners, Inc.	1,103	1.00%		75	4/15/15	Morgan Stanley Capital Services	(982)
Pay	Delhaize Group SA	427	1.00%	EUR	22	4/15/15	Morgan Stanley Capital Services	(1,909)
Pay	Delta Lloyd NV	1,674	1.00%		30	4/15/15	Morgan Stanley Capital Services	(2,055)
Pay	Denso Corp.	700	1.00%	JPY	3,261	4/15/15	Morgan Stanley Capital Services	13
Pay	Dentsply International, Inc.	1,110	1.00%	USD	50	4/15/15	Morgan Stanley Capital Services	22
Pay	Dentsu, Inc.	2,100	1.00%	JPY	8,274	4/15/15	Morgan Stanley Capital Services	(5,195)

Receive/Pay Total Return on Reference Index	Index	# of Shares or Units	Rate Paid/ Received by the Fund	Notional Amount (000)		Maturity Date	Counterparty	Unrealized Appreciation/ (Depreciation)

Pay	Deutsche Bank AG	951	1.00%	EUR	30	4/15/15	Morgan Stanley Capital Services	$(782)
Pay	Deutsche Boerse AG	390	1.00%		20	4/15/15	Morgan Stanley Capital Services	(421)
Pay	Deutsche Lufthansa AG	1,867	1.00%		34	4/15/15	Morgan Stanley Capital Services	(120)
Pay	Dick’s Sporting Goods, Inc.	1,419	1.00%	USD	73	4/15/15	Morgan Stanley Capital Services	(1,348)
Pay	Discovery Communication, Inc.	669	1.00%		51	4/15/15	Morgan Stanley Capital Services	602
Pay	Distribuidora Internacional	3,357	1.00%	EUR	21	4/15/15	Morgan Stanley Capital Services	(1,471)
Pay	DnB ASA	2,545	1.00%	NOK	252	4/15/15	Morgan Stanley Capital Services	(2,768)
Pay	Dominion Resources Inc./VA	1,328	1.00%	USD	94	4/15/15	Morgan Stanley Capital Services	(2,616)
Pay	Domino’s Pizza Group PLC	7,528	1.00%	GBP	40	4/15/15	Morgan Stanley Capital Services	1,891
Pay	Downer Edi Ltd.	12,506	1.00%	AUD	63	4/15/15	Morgan Stanley Capital Services	289
Pay	Dr Pepper Snapple Group, Inc.	1,390	1.00%	USD	72	4/15/15	Morgan Stanley Capital Services	(5,199)
Pay	Dresser-Rand Group, Inc.	860	1.00%		50	4/15/15	Morgan Stanley Capital Services	(1,961)
Pay	DS Smith PLC	9,692	1.00%	GBP	29	4/15/15	Morgan Stanley Capital Services	(2,197)
Pay	Duet Group	23,619	1.00%	AUD	50	4/15/15	Morgan Stanley Capital Services	(1,397)
Pay	Eastman Chemical Co.	640	1.00%	USD	55	4/15/15	Morgan Stanley Capital Services	(582)
Pay	Ebay, Inc.	820	1.00%		44	4/15/15	Morgan Stanley Capital Services	1,697

Receive/Pay Total Return on Reference Index	Index	# of Shares or Units	Rate Paid/ Received by the Fund	Notional Amount (000)		Maturity Date	Counterparty	Unrealized Appreciation/ (Depreciation)

Pay	Ebro Foods SA	1,663	1.00%	EUR	27	4/15/15	Morgan Stanley Capital Services	$(1,255)
Pay	Echo Entertainment Group Ltd.	41,445	1.00%	AUD	110	4/15/15	Morgan Stanley Capital Services	(6,977)
Pay	Ecolab, Inc.	765	1.00%	USD	81	4/15/15	Morgan Stanley Capital Services	597
Pay	Elekta AB	3,548	1.00%	SEK	302	4/15/15	Morgan Stanley Capital Services	(3,024)
Pay	Emera, Inc.	625	1.00%	CAD	22	4/15/15	Morgan Stanley Capital Services	776
Pay	Emerson Electric Co.	1,108	1.00%	USD	74	4/15/15	Morgan Stanley Capital Services	(1,806)
Pay	Empire Co., Ltd.	527	1.00%	CAD	35	4/15/15	Morgan Stanley Capital Services	(1,813)
Pay	Enbridge, Inc.	1,140	1.00%		58	4/15/15	Morgan Stanley Capital Services	(2,299)
Pay	Enel SpA	8,413	1.00%	EUR	33	4/15/15	Morgan Stanley Capital Services	(1,944)
Pay	Energen Corp.	640	1.00%	USD	51	4/15/15	Morgan Stanley Capital Services	1,536
Pay	Energizer Holdings, Inc.	447	1.00%		43	4/15/15	Morgan Stanley Capital Services	(6,437)
Pay	EQT Corp.	555	1.00%		57	4/15/15	Morgan Stanley Capital Services	(3,397)
Pay	Equinix, Inc.	330	1.00%		57	4/15/15	Morgan Stanley Capital Services	(4,511)
Pay	Erste Group Bank AG	755	1.00%	EUR	18	4/15/15	Morgan Stanley Capital Services	(127)
Pay	Essilor International SA	451	1.00%		33	4/15/15	Morgan Stanley Capital Services	(3,190)
Pay	Estee Lauder Cos., Inc.(The)	780	1.00%	USD	55	4/15/15	Morgan Stanley Capital Services	(1,381)

Receive/Pay Total Return on Reference Index	Index	# of Shares or Units	Rate Paid/ Received by the Fund	Notional Amount (000)		Maturity Date	Counterparty	Unrealized Appreciation/ (Depreciation)

Pay	Experian PLC	3,503	1.00%	GBP	37	4/15/15	Morgan Stanley Capital Services	$(5,132)
Pay	Express Scripts Holding Co.	1,152	1.00%	USD	85	4/15/15	Morgan Stanley Capital Services	8,122
Pay	Fast Retailing Co., Ltd.	200	1.00%	JPY	6,532	4/15/15	Morgan Stanley Capital Services	1,744
Pay	Fastenal Co.	1,663	1.00%	USD	83	4/15/15	Morgan Stanley Capital Services	(8)
Pay	Fidelity National Financial, Inc.	1,704	1.00%		54	4/15/15	Morgan Stanley Capital Services	(596)
Pay	Firstgroup PLC	22,560	1.00%	GBP	28	4/15/15	Morgan Stanley Capital Services	(2,104)
Pay	Fletcher Building Ltd.	2,733	1.00%	AUD	24	4/15/15	Morgan Stanley Capital Services	(619)
Pay	FMC Corp.	675	1.00%	USD	51	4/15/15	Morgan Stanley Capital Services	(1,060)
Pay	FMC Technologies, Inc.	1,468	1.00%		79	4/15/15	Morgan Stanley Capital Services	(4,448)
Pay	Franklin Resources, Inc.	1,407	1.00%		73	4/15/15	Morgan Stanley Capital Services	(633)
Pay	Fresenius Medical Care AG & Co. Kgaa	805	1.00%	EUR	39	4/15/15	Morgan Stanley Capital Services	(1,286)
Pay	G4S PLC	19,390	1.00%	GBP	47	4/15/15	Morgan Stanley Capital Services	1,354
Pay	Galp Energia Sgps SA	2,326	1.00%	EUR	29	4/15/15	Morgan Stanley Capital Services	(106)
Pay	General Electric Co.	2,096	1.00%	USD	54	4/15/15	Morgan Stanley Capital Services	(2,243)
Pay	General Mills, Inc.	1,603	1.00%		82	4/15/15	Morgan Stanley Capital Services	(2,837)
Pay	Genting Singapore PLC	46,000	1.00%	SGD	61	4/15/15	Morgan Stanley Capital Services	(309)

Receive/Pay Total Return on Reference Index	Index	# of Shares or Units	Rate Paid/ Received by the Fund	Notional Amount (000)		Maturity Date	Counterparty	Unrealized Appreciation/ (Depreciation)

Pay	George Weston Ltd.	714	1.00%	CAD	58	4/15/15	Morgan Stanley Capital Services	$(879)
Pay	Glencore Xstrata PLC	7,715	1.00%	GBP	24	4/15/15	Morgan Stanley Capital Services	(935)
Pay	Goldman Sachs Group, Inc.(The)	272	1.00%	USD	42	4/15/15	Morgan Stanley Capital Services	(1,333)
Pay	GPT Group	20,808	1.00%	AUD	78	4/15/15	Morgan Stanley Capital Services	(3,252)
Pay	Great Wall Motor Co., Ltd.	2,500	1.00%	HKD	99	4/15/15	Morgan Stanley Capital Services	1,332
Pay	GS Yuasa Corp.	7,000	1.00%	JPY	3,780	4/15/15	Morgan Stanley Capital Services	(2,637)
Pay	Guangzhou Pharmaceutical Co., Ltd.	6,000	1.00%	HKD	142	4/15/15	Morgan Stanley Capital Services	307
Pay	Gulfport Energy Corp.	868	1.00%	USD	63	4/15/15	Morgan Stanley Capital Services	(495)
Pay	Halma PLC	4,304	1.00%	GBP	24	4/15/15	Morgan Stanley Capital Services	(124)
Pay	Hammerson PLC	11,104	1.00%		62	4/15/15	Morgan Stanley Capital Services	(2,365)
Pay	Hang Lung Properties Ltd.	31,000	1.00%	HKD	735	4/15/15	Morgan Stanley Capital Services	2,302
Pay	Hartford Financial Services Group, Inc.(The)	1,730	1.00%	USD	60	4/15/15	Morgan Stanley Capital Services	(2,075)
Pay	HD Supply Holdings, Inc.	2,097	1.00%		53	4/15/15	Morgan Stanley Capital Services	(1,363)
Pay	Heidelbergcement AG	696	1.00%	EUR	43	4/15/15	Morgan Stanley Capital Services	(569)
Pay	Hengan Intl Group Co., Ltd.	2,500	1.00%	HKD	208	4/15/15	Morgan Stanley Capital Services	489
Pay	Hewlett-Packard Co.	1,685	1.00%	USD	55	4/15/15	Morgan Stanley Capital Services	(1,129)

Receive/Pay Total Return on Reference Index	Index	# of Shares or Units	Rate Paid/ Received by the Fund	Notional Amount (000)		Maturity Date	Counterparty	Unrealized Appreciation/ (Depreciation)

Pay	HK Electric Investments	39,500	1.00%	HKD	207	4/15/15	Morgan Stanley Capital Services	$(436)
Pay	Hokuriku Electric Power Co.	5,600	1.00%	JPY	6,770	4/15/15	Morgan Stanley Capital Services	(3,321)
Pay	Hologic, Inc.	2,764	1.00%	USD	58	4/15/15	Morgan Stanley Capital Services	290
Pay	Home Depot, Inc.	863	1.00%		65	4/15/15	Morgan Stanley Capital Services	(3,124)
Pay	Honda Motor Co., Ltd.	2,200	1.00%	JPY	7,601	4/15/15	Morgan Stanley Capital Services	1,342
Pay	Hongkong Land Holdings Ltd.	12,000	1.00%	USD	83	4/15/15	Morgan Stanley Capital Services	(942)
Pay	Hopewell Holdings Ltd.	11,000	1.00%	HKD	300	4/15/15	Morgan Stanley Capital Services	727
Pay	HSBC Holdings PLC	7,947	1.00%	GBP	49	4/15/15	Morgan Stanley Capital Services	1,709
Pay	Hudson’s Bay Co.	4,359	1.00%	CAD	74	4/15/15	Morgan Stanley Capital Services	(1,750)
Pay	Iberdrola SA	8,326	1.00%	EUR	40	4/15/15	Morgan Stanley Capital Services	(2,636)
Pay	Ibiden Co., Ltd.	2,400	1.00%	JPY	4,603	4/15/15	Morgan Stanley Capital Services	1,705
Pay	ICAP PLC	4,097	1.00%	GBP	16	4/15/15	Morgan Stanley Capital Services	(1,721)
Pay	IHS, Inc.	418	1.00%	USD	49	4/15/15	Morgan Stanley Capital Services	(1,150)
Pay	Iliad SA	160	1.00%	EUR	30	4/15/15	Morgan Stanley Capital Services	(1,221)
Pay	Iluka Resources Ltd.	6,404	1.00%	AUD	63	4/15/15	Morgan Stanley Capital Services	4,922

Receive/Pay Total Return on Reference Index	Index	# of Shares or Units	Rate Paid/ Received by the Fund	Notional Amount (000)		Maturity Date	Counterparty	Unrealized Appreciation/ (Depreciation)

Pay	Imperial Oil Ltd.	956	1.00%	USD	45	4/15/15	Morgan Stanley Capital Services	$(1,396)
Pay	Imperial Oil Ltd.	2,086	1.00%	CAD	108	4/15/15	Morgan Stanley Capital Services	(2,893)
Pay	Inchcape PLC	6,423	1.00%	GBP	40	4/15/15	Morgan Stanley Capital Services	(2,701)
Pay	Inditex SA	331	1.00%	EUR	35	4/15/15	Morgan Stanley Capital Services	(1,101)
Pay	Informa PLC	4,741	1.00%	GBP	23	4/15/15	Morgan Stanley Capital Services	(110)
Pay	Inmarsat PLC	6,276	1.00%		46	4/15/15	Morgan Stanley Capital Services	184
Pay	Intact Financial Corp.	1,198	1.00%	CAD	83	4/15/15	Morgan Stanley Capital Services	(2,787)
Pay	Intercontinental Exchange Group, Inc.	350	1.00%	USD	69	4/15/15	Morgan Stanley Capital Services	(2,415)
Pay	Intercontinental Hotels Group PLC	2,937	1.00%	GBP	56	4/15/15	Morgan Stanley Capital Services	(5,960)
Pay	International Business Machines Corp.	445	1.00%	USD	88	4/15/15	Morgan Stanley Capital Services	245
Pay	International Paper Co.	976	1.00%		44	4/15/15	Morgan Stanley Capital Services	(1,728)
Pay	Intertek Group PLC	1,822	1.00%	GBP	53	4/15/15	Morgan Stanley Capital Services	77
Pay	Intu Properties PLC	13,177	1.00%		37	4/15/15	Morgan Stanley Capital Services	(2,202)
Pay	Intu Properties PLC	3,602	1.00%		6	4/15/15	Morgan Stanley Capital Services	(6,848)
Pay	Investors Group, Inc.	1,131	1.00%	CAD	59	4/15/15	Morgan Stanley Capital Services	(2,920)
Pay	Invocare Ltd.	5,692	1.00%	AUD	61	4/15/15	Morgan Stanley Capital Services	308

Receive/Pay Total Return on Reference Index	Index	# of Shares or Units	Rate Paid/ Received by the Fund	Notional Amount (000)		Maturity Date	Counterparty	Unrealized Appreciation/ (Depreciation)

Pay	Iron Mountain, Inc.	2,098	1.00%	USD	55	4/15/15	Morgan Stanley Capital Services	$(4,553)
Pay	ITV PLC	13,146	1.00%	GBP	23	4/15/15	Morgan Stanley Capital Services	(1,907)
Pay	IYO Bank Ltd. (The)	7,800	1.00%	JPY	7,036	4/15/15	Morgan Stanley Capital Services	(1,312)
Pay	J Sainsbury PLC	11,108	1.00%	GBP	35	4/15/15	Morgan Stanley Capital Services	(3,111)
Pay	Japan Airlines Co., Ltd.	1,600	1.00%	JPY	7,920	4/15/15	Morgan Stanley Capital Services	(5,363)
Pay	Japan Petroleum Exploration Co.	1,300	1.00%		4,433	4/15/15	Morgan Stanley Capital Services	(5,033)
Pay	Jarden Corp.	800	1.00%	USD	44	4/15/15	Morgan Stanley Capital Services	(1,376)
Pay	Jardine Matheson Holdings Ltd.	800	1.00%		49	4/15/15	Morgan Stanley Capital Services	(507)
Pay	Jeronimo Martins Sgps SA	2,564	1.00%	EUR	33	4/15/15	Morgan Stanley Capital Services	440
Pay	Jupiter Fund Management PLC	4,260	1.00%	GBP	16	4/15/15	Morgan Stanley Capital Services	(1,388)
Pay	Juroku Bank Ltd. (The)	15,000	1.00%	JPY	5,025	4/15/15	Morgan Stanley Capital Services	(3,247)
Pay	Kajima Corp.	11,000	1.00%		4,147	4/15/15	Morgan Stanley Capital Services	(1,319)
Pay	Kakaku.com, Inc.	2,500	1.00%		3,523	4/15/15	Morgan Stanley Capital Services	(1,212)
Pay	Keihan Electric Railway Co., Ltd.	20,000	1.00%		8,060	4/15/15	Morgan Stanley Capital Services	(3,611)
Pay	Keppel Corp., Ltd.	4,000	1.00%	SGD	45	4/15/15	Morgan Stanley Capital Services	1,887
Pay	Keppel Land Ltd.	9,000	1.00%		32	4/15/15	Morgan Stanley Capital Services	228

Receive/Pay Total Return on Reference Index	Index	# of Shares or Units	Rate Paid/ Received by the Fund	Notional Amount (000)		Maturity Date	Counterparty	Unrealized Appreciation/ (Depreciation)

Pay	Kikkoman Corp.	3,000	1.00%	JPY	5,742	4/15/15	Morgan Stanley Capital Services	$(4,790)
Pay	Kinder Morgan, Inc.	1,389	1.00%	USD	46	4/15/15	Morgan Stanley Capital Services	333
Pay	Kingfisher PLC	8,932	1.00%	GBP	37	4/15/15	Morgan Stanley Capital Services	(304)
Pay	Konami Corp.	3,500	1.00%	JPY	7,788	4/15/15	Morgan Stanley Capital Services	(3,643)
Pay	Kone Oyj	1,149	1.00%	EUR	35	4/15/15	Morgan Stanley Capital Services	(570)
Pay	Koninklijke Vopak NV	793	1.00%		33	4/15/15	Morgan Stanley Capital Services	6,777
Pay	Kraft Foods Group, Inc.	1,100	1.00%	USD	62	4/15/15	Morgan Stanley Capital Services	(792)
Pay	Kunlun Energy Co., Ltd.	18,000	1.00%	HKD	227	4/15/15	Morgan Stanley Capital Services	1,174
Pay	L Brands, Inc.	1,046	1.00%	USD	57	4/15/15	Morgan Stanley Capital Services	(63)
Pay	L’Occitane International SA	16,750	1.00%	HKD	323	4/15/15	Morgan Stanley Capital Services	473
Pay	L’Oreal SA	274	1.00%	EUR	33	4/15/15	Morgan Stanley Capital Services	(846)
Pay	Laboratory Corp. of America Holdings	485	1.00%	USD	49	4/15/15	Morgan Stanley Capital Services	1,387
Pay	Ladbrokes PLC	17,549	1.00%	GBP	23	4/15/15	Morgan Stanley Capital Services	(7,226)
Pay	Lafarge SA	366	1.00%	EUR	24	4/15/15	Morgan Stanley Capital Services	(357)
Pay	Lagardere S.C.A.	906	1.00%		25	4/15/15	Morgan Stanley Capital Services	(2,777)
Pay	Lawson, Inc.	1,100	1.00%	JPY	7,348	4/15/15	Morgan Stanley Capital Services	(4,523)

Receive/Pay Total Return on Reference Index	Index	# of Shares or Units	Rate Paid/ Received by the Fund	Notional Amount (000)		Maturity Date	Counterparty	Unrealized Appreciation/ (Depreciation)

Pay	Legal & General Group PLC	14,574	1.00%	GBP	30	4/15/15	Morgan Stanley Capital Services	$(1,211)
Pay	Leggett & Platt, Inc.	2,478	1.00%	USD	81	4/15/15	Morgan Stanley Capital Services	(917)
Pay	Legrand SA	472	1.00%	EUR	21	4/15/15	Morgan Stanley Capital Services	(1,225)
Pay	Lend Lease Group	5,860	1.00%	AUD	74	4/15/15	Morgan Stanley Capital Services	(1,958)
Pay	Lenovo Group Ltd.	22,000	1.00%	HKD	201	4/15/15	Morgan Stanley Capital Services	866
Pay	Li & Fung Ltd.	44,000	1.00%		521	4/15/15	Morgan Stanley Capital Services	3,150
Pay	Liberty Interactive Corp.	1,758	1.00%	USD	51	4/15/15	Morgan Stanley Capital Services	176
Pay	Lions Gate Entertainment Corp.	1,585	1.00%		42	4/15/15	Morgan Stanley Capital Services	(285)
Pay	LKQ Corp.	2,062	1.00%		57	4/15/15	Morgan Stanley Capital Services	(3,464)
Pay	Loews Corp.	2,174	1.00%		95	4/15/15	Morgan Stanley Capital Services	(413)
Pay	Lundin Petroleum AB	2,970	1.00%	SEK	399	4/15/15	Morgan Stanley Capital Services	(2,319)
Pay	Luxottica Group SpA	985	1.00%	EUR	40	4/15/15	Morgan Stanley Capital Services	(1,493)
Pay	LVMH Moet Hennessy Louis Vuitton SA	205	1.00%		29	4/15/15	Morgan Stanley Capital Services	2
Pay	Mattel, Inc.	1,748	1.00%	USD	67	4/15/15	Morgan Stanley Capital Services	(1,320)
Pay	Maxim Integrated Products, Inc.	1,663	1.00%		54	4/15/15	Morgan Stanley Capital Services	(366)
Pay	Mccormick & Co., Inc./MD	649	1.00%		46	4/15/15	Morgan Stanley Capital Services	(656)

Receive/Pay Total Return on Reference Index	Index	# of Shares or Units	Rate Paid/ Received by the Fund	Notional Amount (000)		Maturity Date	Counterparty	Unrealized Appreciation/ (Depreciation)

Pay	Mcdonald’s Corp.	937	1.00%	USD	94	4/15/15	Morgan Stanley Capital Services	$(515)
Pay	Mediaset SpA	5,779	1.00%	EUR	21	4/15/15	Morgan Stanley Capital Services	(2,798)
Pay	Medivation, Inc.	554	1.00%	USD	32	4/15/15	Morgan Stanley Capital Services	(1,169)
Pay	Meggitt Holdings PLC	4,626	1.00%	GBP	21	4/15/15	Morgan Stanley Capital Services	(1,096)
Pay	Melco International Development Ltd.	17,000	1.00%	HKD	425	4/15/15	Morgan Stanley Capital Services	2,500
Pay	Melrose Industries PLC	11,084	1.00%	GBP	31	4/15/15	Morgan Stanley Capital Services	(658)
Pay	Merck & Co., Inc.	1,200	1.00%	USD	68	4/15/15	Morgan Stanley Capital Services	(2,256)
Pay	Metcash Ltd.	32,434	1.00%	AUD	88	4/15/15	Morgan Stanley Capital Services	(2,411)
Pay	Metro, Inc.	989	1.00%	CAD	64	4/15/15	Morgan Stanley Capital Services	(2,960)
Pay	Miraca Holdings, Inc.	800	1.00%	JPY	3,392	4/15/15	Morgan Stanley Capital Services	(1,499)
Pay	Misumi Group, Inc.	1,400	1.00%		3,520	4/15/15	Morgan Stanley Capital Services	359
Pay	Mitsubishi Materials Corp.	13,000	1.00%		3,796	4/15/15	Morgan Stanley Capital Services	(577)
Pay	Mitsubishi Tanabe Pharma Corp.	5,500	1.00%		7,596	4/15/15	Morgan Stanley Capital Services	(1,123)
Pay	Mitsui Mining & Smelting Co., Ltd.	15,000	1.00%		3,675	4/15/15	Morgan Stanley Capital Services	(1,248)
Pay	Mitsui Osk Lines Ltd.	14,000	1.00%		4,970	4/15/15	Morgan Stanley Capital Services	1,909
Pay	Mondelez International, Inc.	1,735	1.00%	USD	59	4/15/15	Morgan Stanley Capital Services	(2,412)

Receive/Pay Total Return on Reference Index	Index	# of Shares or Units	Rate Paid/ Received by the Fund	Notional Amount (000)		Maturity Date	Counterparty	Unrealized Appreciation/ (Depreciation)

Pay	Mondi PLC	2,575	1.00%	GBP	25	4/15/15	Morgan Stanley Capital Services	$(917)
Pay	Myer Holdings Ltd.	18,102	1.00%	AUD	41	4/15/15	Morgan Stanley Capital Services	169
Pay	Nabtesco Corp.	2,400	1.00%	JPY	5,311	4/15/15	Morgan Stanley Capital Services	139
Pay	National - Oilwell, Inc.	658	1.00%	USD	53	4/15/15	Morgan Stanley Capital Services	1,434
Pay	NCR Corp.	1,809	1.00%		61	4/15/15	Morgan Stanley Capital Services	6,114
Pay	NetApp, Inc.	1,653	1.00%		61	4/15/15	Morgan Stanley Capital Services	2,289
Pay	Newcrest Mining Ltd.	6,853	1.00%	AUD	71	4/15/15	Morgan Stanley Capital Services	(628)
Pay	Newmont Mining Corp.	2,161	1.00%	USD	52	4/15/15	Morgan Stanley Capital Services	(2,139)
Pay	News Corp.	3,040	1.00%		51	4/15/15	Morgan Stanley Capital Services	(757)
Pay	NGK Spark Plug Co., Ltd.	3,000	1.00%	JPY	6,906	4/15/15	Morgan Stanley Capital Services	(1,134)
Pay	Nippon Paint Co., Ltd.	5,000	1.00%		7,645	4/15/15	Morgan Stanley Capital Services	(2,578)
Pay	Nippon Steel & Sumikin Bussan Corp.	13,000	1.00%		4,459	4/15/15	Morgan Stanley Capital Services	(2,312)
Pay	Nippon Steel & Sumitomo Metal Corp.	17,000	1.00%		4,573	4/15/15	Morgan Stanley Capital Services	128
Pay	NiSource, Inc.	2,140	1.00%	USD	76	4/15/15	Morgan Stanley Capital Services	(1,562)
Pay	NOK Corp.	3,600	1.00%	JPY	5,954	4/15/15	Morgan Stanley Capital Services	(613)
Pay	Nokian Renkaat Oyj	770	1.00%	EUR	21	4/15/15	Morgan Stanley Capital Services	(1,745)

Receive/Pay Total Return on Reference Index	Index	# of Shares or Units	Rate Paid/ Received by the Fund	Notional Amount (000)		Maturity Date	Counterparty	Unrealized Appreciation/ (Depreciation)

Pay	Nomura Holdings, Inc.	7,400	1.00%	JPY	4,484	4/15/15	Morgan Stanley Capital Services	$1,011
Pay	Nordea Bank AB	3,353	1.00%	SEK	297	4/15/15	Morgan Stanley Capital Services	(2,847)
Pay	Norfolk Southern Corp.	558	1.00%	USD	53	4/15/15	Morgan Stanley Capital Services	(22)
Pay	Northern Trust Corp.	829	1.00%		49	4/15/15	Morgan Stanley Capital Services	(514)
Pay	Nuance Communications, Inc.	4,015	1.00%		65	4/15/15	Morgan Stanley Capital Services	241
Pay	Nufarm Ltd.	12,757	1.00%	AUD	52	4/15/15	Morgan Stanley Capital Services	(1,116)
Pay	Obayashi Corp.	10,000	1.00%	JPY	6,020	4/15/15	Morgan Stanley Capital Services	(5,685)
Pay	Obrascon Huarte Lain SA	632	1.00%	EUR	19	4/15/15	Morgan Stanley Capital Services	(2,338)
Pay	Ocado Group PLC	5,336	1.00%	GBP	18	4/15/15	Morgan Stanley Capital Services	(788)
Pay	Oceaneering Intl., Inc.	633	1.00%	USD	45	4/15/15	Morgan Stanley Capital Services	(1,044)
Pay	Odakyu Electric Railway Co., Ltd.	11,000	1.00%	JPY	9,405	4/15/15	Morgan Stanley Capital Services	(4,578)
Pay	Oki Electric Industry Co., Ltd.	26,000	1.00%		5,148	4/15/15	Morgan Stanley Capital Services	(542)
Pay	Oneok, Inc.	1,175	1.00%	USD	70	4/15/15	Morgan Stanley Capital Services	(4,477)
Pay	Open Text Corp.	1,160	1.00%	CAD	58	4/15/15	Morgan Stanley Capital Services	(4,307)
Pay	Oracle Corp. Japan	1,400	1.00%	JPY	6,153	4/15/15	Morgan Stanley Capital Services	(4,335)
Pay	Orica Ltd.	4,061	1.00%	AUD	87	4/15/15	Morgan Stanley Capital Services	(1,993)

Receive/Pay Total Return on Reference Index	Index	# of Shares or Units	Rate Paid/ Received by the Fund	Notional Amount (000)		Maturity Date	Counterparty	Unrealized Appreciation/ (Depreciation)

Pay	Origin Energy Ltd.	2,062	1.00%	AUD	30	4/15/15	Morgan Stanley Capital Services	$(1,137)
Pay	OUE Ltd.	37,000	1.00%	SGD	83	4/15/15	Morgan Stanley Capital Services	(1,271)
Pay	Paddy Power PLC	343	1.00%	EUR	18	4/15/15	Morgan Stanley Capital Services	(936)
Pay	Palo Alto Networks, Inc.	809	1.00%	USD	55	4/15/15	Morgan Stanley Capital Services	3,867
Pay	Pearson PLC	3,046	1.00%	GBP	32	4/15/15	Morgan Stanley Capital Services	(3,376)
Pay	Pengrowth Energy Corp.	8,768	1.00%	CAD	60	4/15/15	Morgan Stanley Capital Services	(1,840)
Pay	Penn West Petroleum Ltd.	4,911	1.00%		48	4/15/15	Morgan Stanley Capital Services	(179)
Pay	Perpetual Trustees Australia	1,524	1.00%	AUD	71	4/15/15	Morgan Stanley Capital Services	(669)
Pay	Perrigo Co., PLC	248	1.00%	USD	35	4/15/15	Morgan Stanley Capital Services	(992)
Pay	Persimmon PLC	3,525	1.00%	GBP	45	4/15/15	Morgan Stanley Capital Services	(2,939)
Pay	Philip Morris International, Inc.	897	1.00%	USD	76	4/15/15	Morgan Stanley Capital Services	(942)
Pay	Playtech PLC	3,563	1.00%	GBP	23	4/15/15	Morgan Stanley Capital Services	(1,623)
Pay	Potash Corp. of Saskatchewan, Inc.	1,538	1.00%	CAD	59	4/15/15	Morgan Stanley Capital Services	(1,852)
Pay	Power Corp. of Canada	3,099	1.00%		93	4/15/15	Morgan Stanley Capital Services	(2,007)
Pay	Primary Health Care Ltd.	9,509	1.00%	AUD	44	4/15/15	Morgan Stanley Capital Services	(484)
Pay	Procter & Gamble Co.	1,230	1.00%	USD	99	4/15/15	Morgan Stanley Capital Services	(2,103)

Receive/Pay Total Return on Reference Index	Index	# of Shares or Units	Rate Paid/ Received by the Fund	Notional Amount (000)		Maturity Date	Counterparty	Unrealized Appreciation/ (Depreciation)

Pay	Provident Financial PLC	1,639	1.00%	GBP	31	4/15/15	Morgan Stanley Capital Services	$(3,497)
Pay	Prudential Financial, Inc.	1,032	1.00%	USD	81	4/15/15	Morgan Stanley Capital Services	(2,136)
Pay	Prysmian SpA	1,569	1.00%	EUR	29	4/15/15	Morgan Stanley Capital Services	(1,291)
Pay	PVH Corp.	594	1.00%	USD	72	4/15/15	Morgan Stanley Capital Services	(2,150)
Pay	Qiagen NV	2,555	1.00%		51	4/15/15	Morgan Stanley Capital Services	(4,829)
Pay	Quanta Services, Inc.	2,264	1.00%		80	4/15/15	Morgan Stanley Capital Services	91
Pay	Quebecor, Inc.	1,114	1.00%	CAD	30	4/15/15	Morgan Stanley Capital Services	854
Pay	Quest Diagnostics, Inc.	809	1.00%	USD	49	4/15/15	Morgan Stanley Capital Services	3,357
Pay	Ralph Lauren Corp.	429	1.00%		67	4/15/15	Morgan Stanley Capital Services	1,703
Pay	Randgold Resources Ltd.	576	1.00%	GBP	27	4/15/15	Morgan Stanley Capital Services	(330)
Pay	Realogy Holdings Corp.	1,648	1.00%	USD	69	4/15/15	Morgan Stanley Capital Services	16
Pay	Reckitt Benckiser Group PLC	516	1.00%	GBP	25	4/15/15	Morgan Stanley Capital Services	617
Pay	Reliance Steel & Aluminum Co.	906	1.00%	USD	63	4/15/15	Morgan Stanley Capital Services	(1,441)
Pay	Rengo Co., Ltd.	7,000	1.00%	JPY	3,549	4/15/15	Morgan Stanley Capital Services	3,433
Pay	Repsol Ypf SA	1,842	1.00%	EUR	34	4/15/15	Morgan Stanley Capital Services	(1,986)
Pay	Republic Services, Inc.	2,327	1.00%	USD	80	4/15/15	Morgan Stanley Capital Services	(1,652)

Receive/Pay Total Return on Reference Index	Index	# of Shares or Units	Rate Paid/ Received by the Fund	Notional Amount (000)			Maturity Date	Counterparty	Unrealized Appreciation/ (Depreciation)

Pay	Resolution Ltd.	10,084	1.00%	GBP	28		4/15/15	Morgan Stanley Capital Services	$(3,064)
Pay	Rexam PLC	1,140	1.00%	USD	52		4/15/15	Morgan Stanley Capital Services	(1,402)
Pay	Rexel SA	1,035	1.00%	EUR	19		4/15/15	Morgan Stanley Capital Services	29
Pay	Rinnai Corp.	500	1.00%	JPY	4,125		4/15/15	Morgan Stanley Capital Services	(1,321)
Pay	Roche Holding AG	223	1.00%	CHF	56		4/15/15	Morgan Stanley Capital Services	(1,235)
Pay	Rock-Tenn Co.	406	1.00%	USD	40		4/15/15	Morgan Stanley Capital Services	812
Pay	Rockwood Holdings, Inc.	679	1.00%		48		4/15/15	Morgan Stanley Capital Services	(428)
Pay	Rogers Communications, Inc.	1,554	1.00%	CAD	68		4/15/15	Morgan Stanley Capital Services	681
Pay	Rolls-Royce Holdings PLC	337,278	1.00%	GBP	0	*	4/15/15	Morgan Stanley Capital Services	(513)
Pay	Rolls-Royce Holdings PLC	2,517	1.00%		25		4/15/15	Morgan Stanley Capital Services	(1,829)
Pay	Rotork PLC	654	1.00%		18		4/15/15	Morgan Stanley Capital Services	911
Pay	Royal Caribbean Cruises Ltd.	1,000	1.00%	USD	51		4/15/15	Morgan Stanley Capital Services	(2,220)
Pay	Royal Dutch Shell PLC	1,138	1.00%	EUR	31		4/15/15	Morgan Stanley Capital Services	(2,381)
Pay	RWE AG	1,014	1.00%		29		4/15/15	Morgan Stanley Capital Services	1,306
Pay	Ryanair Holdings PLC	5,090	1.00%		36		4/15/15	Morgan Stanley Capital Services	2,374
Pay	Ryanair Holdings PLC	2,550	1.00%		18		4/15/15	Morgan Stanley Capital Services	1,206

Receive/Pay Total Return on Reference Index	Index	# of Shares or Units	Rate Paid/ Received by the Fund	Notional Amount (000)		Maturity Date	Counterparty	Unrealized Appreciation/ (Depreciation)

Pay	Sabmiller PLC	1,783	1.00%	GBP	54	4/15/15	Morgan Stanley Capital Services	$(5,193)
Pay	Sally Beauty Co., Inc.	1,597	1.00%	USD	42	4/15/15	Morgan Stanley Capital Services	(1,389)
Pay	Sandfire Resources NL	7,859	1.00%	AUD	47	4/15/15	Morgan Stanley Capital Services	1,984
Pay	Sandvik AB	3,237	1.00%	SEK	299	4/15/15	Morgan Stanley Capital Services	21
Pay	Sanofi	452	1.00%	EUR	33	4/15/15	Morgan Stanley Capital Services	(2,363)
Pay	SAP AG	516	1.00%		30	4/15/15	Morgan Stanley Capital Services	(544)
Pay	SAP AG	794	1.00%	USD	64	4/15/15	Morgan Stanley Capital Services	(786)
Pay	Sapporo Holdings Ltd.	14,000	1.00%	JPY	5,838	4/15/15	Morgan Stanley Capital Services	(2,257)
Pay	Saputo, Inc.	823	1.00%	CAD	46	4/15/15	Morgan Stanley Capital Services	(2,403)
Pay	SBA Communications Corp.	739	1.00%	USD	65	4/15/15	Morgan Stanley Capital Services	(1,301)
Pay	SBM Offshore NV	1,311	1.00%	EUR	17	4/15/15	Morgan Stanley Capital Services	(580)
Pay	Schindler Holding AG	416	1.00%	CHF	54	4/15/15	Morgan Stanley Capital Services	(2,531)
Pay	Schneider Electric SA	312	1.00%	EUR	20	4/15/15	Morgan Stanley Capital Services	(2,040)
Pay	Secom Co., Ltd.	700	1.00%	JPY	3,982	4/15/15	Morgan Stanley Capital Services	(1,237)
Pay	Sembcorp Marine Ltd.	29,000	1.00%	SGD	119	4/15/15	Morgan Stanley Capital Services	525
Pay	Serco Group PLC	6,715	1.00%	GBP	28	4/15/15	Morgan Stanley Capital Services	8,231

Receive/Pay Total Return on Reference Index	Index	# of Shares or Units	Rate Paid/ Received by the Fund	Notional Amount (000)		Maturity Date	Counterparty	Unrealized Appreciation/ (Depreciation)

Pay	Seven Bank Ltd.	9,800	1.00%	JPY	3,665	4/15/15	Morgan Stanley Capital Services	$(1,303)
Pay	Seven Group Holdings Ltd.	5,823	1.00%	AUD	47	4/15/15	Morgan Stanley Capital Services	(516)
Pay	Seven West Media Ltd.	27,523	1.00%		51	4/15/15	Morgan Stanley Capital Services	(137)
Pay	Severn Trent PLC	1,605	1.00%	GBP	29	4/15/15	Morgan Stanley Capital Services	(1,572)
Pay	Shanghai Electric Group Co., Ltd.	146,000	1.00%	HKD	426	4/15/15	Morgan Stanley Capital Services	(2,465)
Pay	Shanghai Pharmaceuticals Holding Co., Ltd.	18,000	1.00%		285	4/15/15	Morgan Stanley Capital Services	3,808
Pay	Shangri-La Asia Ltd.	14,000	1.00%		182	4/15/15	Morgan Stanley Capital Services	358
Pay	Shaw Communications, Inc.	2,552	1.00%	CAD	67	4/15/15	Morgan Stanley Capital Services	(396)
Pay	Shenzhou International Group Holdings Ltd.	12,000	1.00%	HKD	315	4/15/15	Morgan Stanley Capital Services	(772)
Pay	Shimano, Inc.	900	1.00%	JPY	8,586	4/15/15	Morgan Stanley Capital Services	(5,983)
Pay	Ship Healthcare Holdings, Inc.	1,600	1.00%		5,672	4/15/15	Morgan Stanley Capital Services	916
Pay	Sho-Bond Holdings Co., Ltd.	900	1.00%		3,884	4/15/15	Morgan Stanley Capital Services	(2,578)
Pay	Singapore Airlines Ltd.	3,000	1.00%	SGD	31	4/15/15	Morgan Stanley Capital Services	135
Pay	Singapore Exchange Ltd.	9,000	1.00%		62	4/15/15	Morgan Stanley Capital Services	(95)
Pay	Sinopharm Group Co., Ltd.	20,000	1.00%	HKD	403	4/15/15	Morgan Stanley Capital Services	(833)
Pay	Smith & Nephew PLC	2,700	1.00%	GBP	24	4/15/15	Morgan Stanley Capital Services	(2,373)

Receive/Pay Total Return on Reference Index	Index	# of Shares or Units	Rate Paid/ Received by the Fund	Notional Amount (000)		Maturity Date	Counterparty	Unrealized Appreciation/ (Depreciation)

Pay	Snam SpA	4,859	1.00%	EUR	20	4/15/15	Morgan Stanley Capital Services	$(1,197)
Pay	SNC-Lavalin Group, Inc.	1,250	1.00%	CAD	59	4/15/15	Morgan Stanley Capital Services	(3,079)
Pay	Sodexo	269	1.00%	EUR	21	4/15/15	Morgan Stanley Capital Services	(132)
Pay	Sony Financial Holdings, Inc.	2,400	1.00%	JPY	3,967	4/15/15	Morgan Stanley Capital Services	320
Pay	Spark Infrastructure Group	29,184	1.00%	AUD	51	4/15/15	Morgan Stanley Capital Services	(783)
Pay	SPDR S&P 500 ETF Trust	2,694	1.00%	USD	496	4/15/15	Morgan Stanley Capital Services	(11,288)
Pay	Spectra Energy Corp.	2,054	1.00%		80	4/15/15	Morgan Stanley Capital Services	(1,869)
Pay	Spectris PLC	1,183	1.00%	GBP	26	4/15/15	Morgan Stanley Capital Services	(191)
Pay	Spirit Aerosystems Holdings, Inc.	2,202	1.00%	USD	63	4/15/15	Morgan Stanley Capital Services	(3,149)
Pay	Sports Direct International PLC	3,569	1.00%	GBP	27	4/15/15	Morgan Stanley Capital Services	(2,401)
Pay	Standard Chartered PLC	3,701	1.00%		49	4/15/15	Morgan Stanley Capital Services	2,455
Pay	Standard Life PLC	12,588	1.00%		46	4/15/15	Morgan Stanley Capital Services	(3,466)
Pay	Stanley Black & Decker, Inc.	852	1.00%	USD	68	4/15/15	Morgan Stanley Capital Services	(4,831)
Pay	Stantec, Inc.	717	1.00%	CAD	46	4/15/15	Morgan Stanley Capital Services	(150)
Pay	State Street Corp.	1,061	1.00%	USD	68	4/15/15	Morgan Stanley Capital Services	(223)
Pay	Stockland	16,923	1.00%	AUD	63	4/15/15	Morgan Stanley Capital Services	(2,393)

Receive/Pay Total Return on Reference Index	Index	# of Shares or Units	Rate Paid/ Received by the Fund	Notional Amount (000)		Maturity Date	Counterparty	Unrealized Appreciation/ (Depreciation)

Pay	Stora Enso Oyj	3,170	1.00%	EUR	23	4/15/15	Morgan Stanley Capital Services	$196
Pay	Sumitomo Metal Mining Co., Ltd.	4,000	1.00%	JPY	5,640	4/15/15	Morgan Stanley Capital Services	(5,251)
Pay	Super Retail Group Ltd.	4,460	1.00%	AUD	48	4/15/15	Morgan Stanley Capital Services	2,077
Pay	Svenska Handelsbamken	310	1.00%	SEK	99	4/15/15	Morgan Stanley Capital Services	(341)
Pay	Swatch Group AG/(The)	48	1.00%	CHF	27	4/15/15	Morgan Stanley Capital Services	(569)
Pay	Swedbank AB	1,619	1.00%	SEK	270	4/15/15	Morgan Stanley Capital Services	(1,796)
Pay	Swisscom AG	113	1.00%	CHF	58	4/15/15	Morgan Stanley Capital Services	(2,431)
Pay	Syngenta AG	80	1.00%		27	4/15/15	Morgan Stanley Capital Services	(1,092)
Pay	Sysco Corp.	1,379	1.00%	USD	49	4/15/15	Morgan Stanley Capital Services	(924)
Pay	Tabcorp Holdings Ltd.	13,633	1.00%	AUD	49	4/15/15	Morgan Stanley Capital Services	(2,160)
Pay	Taiheiyo Cement Corp.	11,000	1.00%	JPY	3,861	4/15/15	Morgan Stanley Capital Services	(821)
Pay	Taisei Corp.	12,000	1.00%		5,424	4/15/15	Morgan Stanley Capital Services	(2,577)
Pay	Takeda Pharmaceutical Co., Ltd.	1,700	1.00%		7,523	4/15/15	Morgan Stanley Capital Services	(2,886)
Pay	Talisman Energy, Inc.	6,587	1.00%	CAD	75	4/15/15	Morgan Stanley Capital Services	661
Pay	Target Corp.	1,096	1.00%	USD	65	4/15/15	Morgan Stanley Capital Services	(2,488)
Pay	Tatts Group Ltd.	26,261	1.00%	AUD	78	4/15/15	Morgan Stanley Capital Services	(1,648)

Receive/Pay Total Return on Reference Index	Index	# of Shares or Units	Rate Paid/ Received by the Fund	Notional Amount (000)		Maturity Date	Counterparty	Unrealized Appreciation/ (Depreciation)

Pay	Taylor Wimpey PLC	35,831	1.00%	GBP	38	4/15/15	Morgan Stanley Capital Services	$948
Pay	Tele2 AB	2,126	1.00%	SEK	168	4/15/15	Morgan Stanley Capital Services	(1,403)
Pay	Telecity Group PLC	4,330	1.00%	GBP	28	4/15/15	Morgan Stanley Capital Services	(5,691)
Pay	Telefonica SA	2,806	1.00%	EUR	32	4/15/15	Morgan Stanley Capital Services	(2,011)
Pay	Television Francaise	1,431	1.00%		18	4/15/15	Morgan Stanley Capital Services	62
Pay	Telstra Corp., Ltd.	14,506	1.00%	AUD	74	4/15/15	Morgan Stanley Capital Services	(2,071)
Pay	Terumo Corp.	2,600	1.00%	JPY	5,377	4/15/15	Morgan Stanley Capital Services	994
Pay	Tesco PLC	12,540	1.00%	GBP	36	4/15/15	Morgan Stanley Capital Services	(1,505)
Pay	Tesoro Corp.	1,349	1.00%	USD	69	4/15/15	Morgan Stanley Capital Services	(6,799)
Pay	Thermo Fisher Scientific, Inc.	527	1.00%		62	4/15/15	Morgan Stanley Capital Services	1,924
Pay	Thomson Reuters Corp.	1,777	1.00%	CAD	67	4/15/15	Morgan Stanley Capital Services	(3,259)
Pay	Thomson Reuters Corp.	1,820	1.00%	USD	62	4/15/15	Morgan Stanley Capital Services	(3,385)
Pay	Tiffany & Co.	769	1.00%		66	4/15/15	Morgan Stanley Capital Services	(1,123)
Pay	Tingyi Cayman Islands Holding Corp.	10,000	1.00%	HKD	224	4/15/15	Morgan Stanley Capital Services	989
Pay	TMX Group Ltd.	1,086	1.00%	CAD	60	4/15/15	Morgan Stanley Capital Services	(2,210)
Pay	TNT Express NV	3,849	1.00%	EUR	25	4/15/15	Morgan Stanley Capital Services	51

Receive/Pay Total Return on Reference Index	Index	# of Shares or Units	Rate Paid/ Received by the Fund	Notional Amount (000)		Maturity Date	Counterparty	Unrealized Appreciation/ (Depreciation)

Pay	Tosoh Corp.	15,000	1.00%	JPY	5,640	4/15/15	Morgan Stanley Capital Services	$(2,072)
Pay	Total System Services, Inc.	1,549	1.00%	USD	45	4/15/15	Morgan Stanley Capital Services	(4,337)
Pay	Transalta Corp.	3,694	1.00%	CAD	48	4/15/15	Morgan Stanley Capital Services	(1,011)
Pay	Transocean Ltd.	1,088	1.00%	CHF	40	4/15/15	Morgan Stanley Capital Services	(1,529)
Pay	Treasury Wine Estates Ltd.	13,118	1.00%	AUD	48	4/15/15	Morgan Stanley Capital Services	(1,749)
Pay	Trican Well Service Ltd.	3,440	1.00%	CAD	49	4/15/15	Morgan Stanley Capital Services	(4,488)
Pay	Trilogy Energy Corp.	2,237	1.00%		66	4/15/15	Morgan Stanley Capital Services	(735)
Pay	Trimble Navigation Ltd.	1,911	1.00%	USD	72	4/15/15	Morgan Stanley Capital Services	(1,280)
Pay	Tullow Oil PLC	3,192	1.00%	GBP	27	4/15/15	Morgan Stanley Capital Services	(1,160)
Pay	UCB SA	381	1.00%	EUR	21	4/15/15	Morgan Stanley Capital Services	(1,520)
Pay	UGL Ltd.	4,548	1.00%	AUD	31	4/15/15	Morgan Stanley Capital Services	382
Pay	Under Armour, Inc.	930	1.00%	USD	49	4/15/15	Morgan Stanley Capital Services	3,311
Pay	United Continental Holdings	1,329	1.00%		56	4/15/15	Morgan Stanley Capital Services	1,475
Pay	United States Steel Corp.	2,578	1.00%		70	4/15/15	Morgan Stanley Capital Services	2,784
Pay	Vallourec SA	686	1.00%	EUR	27	4/15/15	Morgan Stanley Capital Services	(2,766)
Pay	Valspar Corp.	684	1.00%	USD	48	4/15/15	Morgan Stanley Capital Services	(1,553)

Receive/Pay Total Return on Reference Index	Index	# of Shares or Units	Rate Paid/ Received by the Fund	Notional Amount (000)		Maturity Date	Counterparty	Unrealized Appreciation/ (Depreciation)

Pay	Vantiv, Inc.	1,740	1.00%	GBP	51	4/15/15	Morgan Stanley Capital Services	$(2,158)
Pay	Vertex Pharmaceuticals, Inc.	727	1.00%		46	4/15/15	Morgan Stanley Capital Services	(3,235)
Pay	Visa, Inc.	219	1.00%		45	4/15/15	Morgan Stanley Capital Services	315
Pay	Voya Financial, Inc.	1,223	1.00%		42	4/15/15	Morgan Stanley Capital Services	(966)
Pay	Wacker Chemie AG	359	1.00%	EUR	29	4/15/15	Morgan Stanley Capital Services	(2,316)
Pay	Wal-Mart Stores, Inc.	1,073	1.00%	USD	82	4/15/15	Morgan Stanley Capital Services	(3,037)
Pay	Want Want China Holdings Ltd.	28,000	1.00%	HKD	358	4/15/15	Morgan Stanley Capital Services	2,214
Pay	Wartsila Oyj	477	1.00%	EUR	19	4/15/15	Morgan Stanley Capital Services	(873)
Pay	Waste Connections, Inc.	1,162	1.00%	USD	49	4/15/15	Morgan Stanley Capital Services	(2,893)
Pay	West Fraser Timber Co., Ltd.	764	1.00%	CAD	35	4/15/15	Morgan Stanley Capital Services	(1,854)
Pay	Westfield Retail Trust	22,216	1.00%	AUD	68	4/15/15	Morgan Stanley Capital Services	(2,436)
Pay	Wharf Holdings Ltd.	7,000	1.00%	HKD	394	4/15/15	Morgan Stanley Capital Services	1,691
Pay	William Hill PLC	10,978	1.00%	GBP	35	4/15/15	Morgan Stanley Capital Services	(6,412)
Pay	Wing Tai Holdings Ltd.	18,000	1.00%	SGD	35	4/15/15	Morgan Stanley Capital Services	(1,223)
Pay	Wisconsin Energy Corp.	1,116	1.00%	USD	54	4/15/15	Morgan Stanley Capital Services	(458)
Pay	Wm Morrison Supermarkets PLC	10,338	1.00%	GBP	21	4/15/15	Morgan Stanley Capital Services	(45)

Receive/Pay Total Return on Reference Index	Index	# of Shares or Units	Rate Paid/ Received by the Fund	Notional Amount (000)		Maturity Date	Counterparty	Unrealized Appreciation/ (Depreciation)

Pay	Wolseley PLC	731	1.00%	GBP	24	4/15/15	Morgan Stanley Capital Services	$(2,356)
Pay	Worleyparsons Ltd.	3,026	1.00%	AUD	50	4/15/15	Morgan Stanley Capital Services	(731)
Pay	Wynn Resorts Ltd.	246	1.00%	USD	50	4/15/15	Morgan Stanley Capital Services	(263)
Pay	Xerox Corp.	5,706	1.00%		65	4/15/15	Morgan Stanley Capital Services	(4,451)
Pay	Yamaha Motor Co., Ltd.	2,800	1.00%	JPY	4,502	4/15/15	Morgan Stanley Capital Services	817
Pay	Yamato Holdings Co., Ltd.	3,700	1.00%		7,689	4/15/15	Morgan Stanley Capital Services	(934)
Pay	Yaskawa Electric Corp.	2,900	1.00%		3,747	4/15/15	Morgan Stanley Capital Services	3,949
Pay	Yum! Brands, Inc.	725	1.00%	USD	55	4/15/15	Morgan Stanley Capital Services	(1,102)
Pay	Zijin Mining Group Co., Ltd.	236,000	1.00%	HKD	441	4/15/15	Morgan Stanley Capital Services	(736)
Pay	Zoetis, Inc.	1,863	1.00%	USD	53	4/15/15	Morgan Stanley Capital Services	(3,186)
Pay	ZTE Corp.	23,000	1.00%	HKD	373	4/15/15	Morgan Stanley Capital Services	1,051
Pay	Zurich Insurance Group AG	139	1.00%	CHF	34	4/15/15	Morgan Stanley Capital Services	(786)

Receive Total Return on Reference Index
Receive	Brookfield Property Partners	2,584	1.00%	CAD	56	4/15/15	Credit Suisse First Boston International	1,980
Receive	Brookfield Property Partners	1,365	1.00%		33	4/15/15	Credit Suisse Securities (Europe) Limited	(3,674)
Receive	3M Co.	539	1.00%	USD	72	4/15/15	Morgan Stanley Capital Services	2,695
Receive	Abbott Laboratories	2,984	1.00%		113	4/15/15	Morgan Stanley Capital Services	2,298

Receive/Pay Total Return on Reference Index	Index	# of Shares or Units	Rate Paid/ Received by the Fund	Notional Amount (000)		Maturity Date	Counterparty	Unrealized Appreciation/ (Depreciation)

Receive	Abbvie, Inc.	1,356	1.00%	USD	65	4/15/15	Morgan Stanley Capital Services	$5,722
Receive	ACS Actividades de Construccion y Servicios SA	797	1.00%	EUR	24	4/15/15	Morgan Stanley Capital Services	1,575
Receive	Actelion Ltd.	665	1.00%	CHF	54	4/15/15	Morgan Stanley Capital Services	4,042
Receive	Activision Blizzard, Inc.	2,795	1.00%	USD	53	4/15/15	Morgan Stanley Capital Services	2,627
Receive	Acuity Brands, Inc.	326	1.00%		40	4/15/15	Morgan Stanley Capital Services	333
Receive	Adidas AG	488	1.00%	EUR	38	4/15/15	Morgan Stanley Capital Services	(186)
Receive	Adobe Systems, Inc.	954	1.00%	USD	59	4/15/15	Morgan Stanley Capital Services	(391)
Receive	Aeon Co., Ltd.	4,200	1.00%	JPY	4,805	4/15/15	Morgan Stanley Capital Services	1,511
Receive	Aimia, Inc.	2,241	1.00%	CAD	39	4/15/15	Morgan Stanley Capital Services	184
Receive	Air Canada	5,354	1.00%		41	4/15/15	Morgan Stanley Capital Services	0
Receive	Air Liquide SA	289	1.00%	EUR	28	4/15/15	Morgan Stanley Capital Services	2,222
Receive	Airbus Group NV	519	1.00%		25	4/15/15	Morgan Stanley Capital Services	351
Receive	Alcoa, Inc.	5,068	1.00%	USD	66	4/15/15	Morgan Stanley Capital Services	2,129
Receive	Alfresa Holdings Corp.	1,200	1.00%	JPY	7,296	4/15/15	Morgan Stanley Capital Services	3,343
Receive	Alimentation Couche Tard, Inc.	2,757	1.00%	CAD	81	4/15/15	Morgan Stanley Capital Services	3,815
Receive	Altagas Income Ltd.	1,028	1.00%		48	4/15/15	Morgan Stanley Capital Services	(94)

Receive/Pay Total Return on Reference Index	Index	# of Shares or Units	Rate Paid/ Received by the Fund	Notional Amount (000)		Maturity Date	Counterparty	Unrealized Appreciation/ (Depreciation)

Receive	Altria Group, Inc.	3,579	1.00%	USD	137	4/15/15	Morgan Stanley Capital Services	$6,800
Receive	Amadeus IT Holding SA	964	1.00%	EUR	28	4/15/15	Morgan Stanley Capital Services	1,028
Receive	Amcor Ltd.	6,357	1.00%	AUD	64	4/15/15	Morgan Stanley Capital Services	2,010
Receive	American Capital Ltd.	4,649	1.00%	USD	67	4/15/15	Morgan Stanley Capital Services	2,696
Receive	American Express Co.	987	1.00%		85	4/15/15	Morgan Stanley Capital Services	1,372
Receive	American Financial Group, Inc.	1,500	1.00%		86	4/15/15	Morgan Stanley Capital Services	2,070
Receive	Amerisourcebergen Corp.	711	1.00%		46	4/15/15	Morgan Stanley Capital Services	683
Receive	Amlin PLC	8,056	1.00%	GBP	38	4/15/15	Morgan Stanley Capital Services	(2,448)
Receive	Anheuser-Busch Inbev NV	387	1.00%	EUR	30	4/15/15	Morgan Stanley Capital Services	528
Receive	Antofagasta PLC	4,034	1.00%	GBP	34	4/15/15	Morgan Stanley Capital Services	(2,940)
Receive	AOL, Inc.	1,093	1.00%	USD	46	4/15/15	Morgan Stanley Capital Services	350
Receive	Applied Materials, Inc.	3,659	1.00%		69	4/15/15	Morgan Stanley Capital Services	732
Receive	ARC Resources Ltd.	1,396	1.00%	CAD	45	4/15/15	Morgan Stanley Capital Services	89
Receive	Archer-Daniels-Midland Co.	2,211	1.00%	USD	98	4/15/15	Morgan Stanley Capital Services	(1,194)
Receive	Aristocrat Leisure Ltd.	8,065	1.00%	AUD	40	4/15/15	Morgan Stanley Capital Services	600
Receive	Ashtead Group PLC	4,544	1.00%	GBP	38	4/15/15	Morgan Stanley Capital Services	2,457

Receive/Pay Total Return on Reference Index	Index	# of Shares or Units	Rate Paid/ Received by the Fund	Notional Amount (000)		Maturity Date	Counterparty	Unrealized Appreciation/ (Depreciation)

Receive	Associated British Foods PLC	1,359	1.00%	GBP	36	4/15/15	Morgan Stanley Capital Services	$7,339
Receive	Assurant, Inc.	1,647	1.00%	USD	105	4/15/15	Morgan Stanley Capital Services	5,995
Receive	AT&T, Inc.	2,877	1.00%		103	4/15/15	Morgan Stanley Capital Services	58
Receive	Atlas Copco AB	1,792	1.00%	SEK	315	4/15/15	Morgan Stanley Capital Services	372
Receive	Atlas Copco AB	2,153	1.00%		409	4/15/15	Morgan Stanley Capital Services	(231)
Receive	Aurizon Holdings Ltd.	12,014	1.00%	AUD	61	4/15/15	Morgan Stanley Capital Services	1,420
Receive	Automatic Data Processing, Inc.	632	1.00%	USD	47	4/15/15	Morgan Stanley Capital Services	1,820
Receive	Autozone, Inc.	130	1.00%		68	4/15/15	Morgan Stanley Capital Services	1,812
Receive	Aviva PLC	7,943	1.00%	GBP	39	4/15/15	Morgan Stanley Capital Services	4,885
Receive	Azimut Holding SpA	1,719	1.00%	EUR	37	4/15/15	Morgan Stanley Capital Services	2,270
Receive	Babcock & Wilcox Co./(The)	1,329	1.00%	USD	45	4/15/15	Morgan Stanley Capital Services	1,249
Receive	Babcock Intl Group PLC	2,890	1.00%	GBP	39	4/15/15	Morgan Stanley Capital Services	(7,883)
Receive	Ball Corp.	968	1.00%	USD	54	4/15/15	Morgan Stanley Capital Services	842
Receive	Banco De Sabadell SA	11,590	1.00%	EUR	28	4/15/15	Morgan Stanley Capital Services	17
Receive	Bank of China Ltd.	88,000	1.00%	HKD	304	4/15/15	Morgan Stanley Capital Services	(500)
Receive	Bank of Queensland Ltd.	8,890	1.00%	AUD	111	4/15/15	Morgan Stanley Capital Services	(1,267)

Receive/Pay Total Return on Reference Index	Index	# of Shares or Units	Rate Paid/ Received by the Fund	Notional Amount (000)		Maturity Date	Counterparty	Unrealized Appreciation/ (Depreciation)

Receive	Bard (C.R.), Inc.	494	1.00%	USD	69	4/15/15	Morgan Stanley Capital Services	$(889)
Receive	Beiersdorf AG	619	1.00%	EUR	43	4/15/15	Morgan Stanley Capital Services	1,895
Receive	Belgacom SA	1,160	1.00%		26	4/15/15	Morgan Stanley Capital Services	(375)
Receive	Belway PLC	1,771	1.00%	GBP	27	4/15/15	Morgan Stanley Capital Services	(2,651)
Receive	Berendsen PLC	3,881	1.00%		40	4/15/15	Morgan Stanley Capital Services	659
Receive	Berkeley Group Holdings PLC	1,257	1.00%		29	4/15/15	Morgan Stanley Capital Services	(889)
Receive	Berkshire Hathaway, Inc.	820	1.00%	USD	103	4/15/15	Morgan Stanley Capital Services	2,673
Receive	BHP Billiton PLC	1,311	1.00%	GBP	25	4/15/15	Morgan Stanley Capital Services	527
Receive	Bluescope Steel Ltd.	13,897	1.00%	AUD	88	4/15/15	Morgan Stanley Capital Services	2,038
Receive	Booker Group PLC	22,764	1.00%	GBP	33	4/15/15	Morgan Stanley Capital Services	1,204
Receive	Bovis Homes Group PLC	2,753	1.00%		22	4/15/15	Morgan Stanley Capital Services	(974)
Receive	BP PLC	5,161	1.00%		24	4/15/15	Morgan Stanley Capital Services	2,315
Receive	Brambles Ltd.	6,396	1.00%	AUD	59	4/15/15	Morgan Stanley Capital Services	1,339
Receive	Brinker International, Inc.	580	1.00%	USD	30	4/15/15	Morgan Stanley Capital Services	(1,282)
Receive	Brinker International, Inc.	1,073	1.00%		55	4/15/15	Morgan Stanley Capital Services	(2,103)
Receive	British American Tobacco PLC	1,175	1.00%	GBP	40	4/15/15	Morgan Stanley Capital Services	(306)

Receive/Pay Total Return on Reference Index	Index	# of Shares or Units	Rate Paid/ Received by the Fund	Notional Amount (000)		Maturity Date	Counterparty	Unrealized Appreciation/ (Depreciation)

Receive	Brocade Communications Systems, Inc.	4,405	1.00%	USD	42	4/15/15	Morgan Stanley Capital Services	$(1,454)
Receive	BT Group PLC	12,097	1.00%	GBP	43	4/15/15	Morgan Stanley Capital Services	2,397
Receive	CAE, Inc.	5,629	1.00%	CAD	82	4/15/15	Morgan Stanley Capital Services	(51)
Receive	Calsonic Kansei Corp.	15,000	1.00%	JPY	7,560	4/15/15	Morgan Stanley Capital Services	(55)
Receive	Camden Property Trust	1,080	1.00%	USD	73	4/15/15	Morgan Stanley Capital Services	821
Receive	Canadian Oil Sands Ltd.	4,292	1.00%	CAD	98	4/15/15	Morgan Stanley Capital Services	4,033
Receive	Canadian Pacific Railway Ltd.	432	1.00%		69	4/15/15	Morgan Stanley Capital Services	4,600
Receive	Canadian Tire Corp., Ltd.	596	1.00%		64	4/15/15	Morgan Stanley Capital Services	103
Receive	Cap Gemini SA	1,109	1.00%	EUR	57	4/15/15	Morgan Stanley Capital Services	(512)
Receive	Capcom Co., Ltd.	2,100	1.00%	JPY	3,602	4/15/15	Morgan Stanley Capital Services	1,348
Receive	Cardinal Health, Inc.	739	1.00%	USD	50	4/15/15	Morgan Stanley Capital Services	1,700
Receive	Carrefour SA	1,036	1.00%	EUR	29	4/15/15	Morgan Stanley Capital Services	(277)
Receive	Carter’s, Inc.	908	1.00%	USD	67	4/15/15	Morgan Stanley Capital Services	182
Receive	Catlin Group Ltd.	4,784	1.00%	GBP	24	4/15/15	Morgan Stanley Capital Services	2,058
Receive	CCL Industries, Inc.	458	1.00%	CAD	44	4/15/15	Morgan Stanley Capital Services	1,337
Receive	Celgene Corp.	360	1.00%	USD	50	4/15/15	Morgan Stanley Capital Services	2,581

Receive/Pay Total Return on Reference Index	Index	# of Shares or Units	Rate Paid/ Received by the Fund	Notional Amount (000)		Maturity Date	Counterparty	Unrealized Appreciation/ (Depreciation)

Receive	CF Industries Holdings, Inc.	291	1.00%	USD	70	4/15/15	Morgan Stanley Capital Services	$1,254
Receive	Challenger Ltd.	7,542	1.00%	AUD	46	4/15/15	Morgan Stanley Capital Services	6,811
Receive	Check Point Software Technologies Ltd.	1,286	1.00%	USD	85	4/15/15	Morgan Stanley Capital Services	(2,868)
Receive	Cheung Kong Holdings Ltd.	3,000	1.00%	HKD	409	4/15/15	Morgan Stanley Capital Services	(1,470)
Receive	China Construction Bank Corp.	55,000	1.00%		298	4/15/15	Morgan Stanley Capital Services	(298)
Receive	China Cosco Holdings Co., Ltd.	116,500	1.00%		396	4/15/15	Morgan Stanley Capital Services	(4,884)
Receive	China Gas Holdings Ltd.	40,000	1.00%		497	4/15/15	Morgan Stanley Capital Services	1,033
Receive	China Hongqiao Group Ltd.	87,954	1.00%		461	4/15/15	Morgan Stanley Capital Services	767
Receive	China Mengniu Dairy Co., Ltd.	12,000	1.00%		486	4/15/15	Morgan Stanley Capital Services	(932)
Receive	China Petroleum & Chemical Corp.	110,000	1.00%		758	4/15/15	Morgan Stanley Capital Services	(103)
Receive	China Pharmaceutical Group Ltd.	28,000	1.00%		181	4/15/15	Morgan Stanley Capital Services	(1)
Receive	China Railways Construction Corp., Ltd.	69,500	1.00%		482	4/15/15	Morgan Stanley Capital Services	(4,448)
Receive	China Resources Cement Holdings Ltd.	32,000	1.00%		199	4/15/15	Morgan Stanley Capital Services	(3,354)
Receive	China South Locomotive	60,000	1.00%		370	4/15/15	Morgan Stanley Capital Services	(3,836)
Receive	Chiyoda Corp.	4,000	1.00%	JPY	5,444	4/15/15	Morgan Stanley Capital Services	389
Receive	Chubu Electric Power Co., Inc.	6,800	1.00%		7,738	4/15/15	Morgan Stanley Capital Services	1,764

Receive/Pay Total Return on Reference Index	Index	# of Shares or Units	Rate Paid/ Received by the Fund	Notional Amount (000)		Maturity Date	Counterparty	Unrealized Appreciation/ (Depreciation)

Receive	Cigna Corp.	702	1.00%	USD	54	4/15/15	Morgan Stanley Capital Services	$1,902
Receive	Clariant AG	2,206	1.00%	CHF	36	4/15/15	Morgan Stanley Capital Services	2,245
Receive	Clorox Co.	1,309	1.00%	USD	118	4/15/15	Morgan Stanley Capital Services	1,073
Receive	Coca-Cola Enterprises, Inc.	2,133	1.00%		95	4/15/15	Morgan Stanley Capital Services	1,877
Receive	Cogeco Cable, Inc.	688	1.00%	CAD	41	4/15/15	Morgan Stanley Capital Services	0
Receive	Colgate-Palmolive Co.	1,512	1.00%	USD	100	4/15/15	Morgan Stanley Capital Services	1,406
Receive	Comfortdelgro Corp., Ltd.	16,000	1.00%	SGD	32	4/15/15	Morgan Stanley Capital Services	1,226
Receive	Commonwealth Bank of Australia	970	1.00%	AUD	75	4/15/15	Morgan Stanley Capital Services	2,057
Receive	Commonwealth Property Office	26,741	1.00%		33	4/15/15	Morgan Stanley Capital Services	1,046
Receive	Compagnie De Saint-Gobain	795	1.00%	EUR	33	4/15/15	Morgan Stanley Capital Services	2,311
Receive	Compass Group PLC	4,437	1.00%	GBP	40	4/15/15	Morgan Stanley Capital Services	2,730
Receive	Conocophillips	965	1.00%	USD	70	4/15/15	Morgan Stanley Capital Services	1,322
Receive	Constellation Software, Inc./Canada	236	1.00%	CAD	62	4/15/15	Morgan Stanley Capital Services	(3,930)
Receive	Continental Resources, Inc./OK	497	1.00%	USD	65	4/15/15	Morgan Stanley Capital Services	4,254
Receive	Copa Holdings SA	496	1.00%		69	4/15/15	Morgan Stanley Capital Services	(1,443)
Receive	Credit Agricole SA	2,207	1.00%	EUR	24	4/15/15	Morgan Stanley Capital Services	1,510

Receive/Pay Total Return on Reference Index	Index	# of Shares or Units	Rate Paid/ Received by the Fund	Notional Amount (000)		Maturity Date	Counterparty	Unrealized Appreciation/ (Depreciation)

Receive	Crescent Point Energy Corp.	2,066	1.00%	CAD	89	4/15/15	Morgan Stanley Capital Services	$2,752
Receive	CRH PLC	1,471	1.00%	GBP	25	4/15/15	Morgan Stanley Capital Services	612
Receive	Crown Resorts Ltd.	4,877	1.00%	AUD	81	4/15/15	Morgan Stanley Capital Services	(1,824)
Receive	CSL Ltd.	809	1.00%		54	4/15/15	Morgan Stanley Capital Services	1,144
Receive	CSR PLC	3,719	1.00%	GBP	24	4/15/15	Morgan Stanley Capital Services	(3,706)
Receive	CSX Corp.	1,753	1.00%	USD	50	4/15/15	Morgan Stanley Capital Services	(123)
Receive	CVS Caremark Corp.	1,399	1.00%		103	4/15/15	Morgan Stanley Capital Services	(1,007)
Receive	Cytec Industries, Inc.	768	1.00%		74	4/15/15	Morgan Stanley Capital Services	(860)
Receive	Daicel Corp.	5,000	1.00%	JPY	4,190	4/15/15	Morgan Stanley Capital Services	890
Receive	Daido Steel Co., Ltd.	9,000	1.00%		4,437	4/15/15	Morgan Stanley Capital Services	604
Receive	Daihatsu Motor Co., Ltd.	2,200	1.00%		3,881	4/15/15	Morgan Stanley Capital Services	(1,519)
Receive	Davis & Henderson Income Corp.	1,696	1.00%	CAD	52	4/15/15	Morgan Stanley Capital Services	1,609
Receive	Delta Air Lines, Inc.	2,010	1.00%	USD	64	4/15/15	Morgan Stanley Capital Services	9,889
Receive	Dena Co., Ltd.	2,100	1.00%	JPY	3,434	4/15/15	Morgan Stanley Capital Services	1,907
Receive	Derwent London PLC	1,469	1.00%	GBP	39	4/15/15	Morgan Stanley Capital Services	1,206
Receive	Deutsche Post AG	1,481	1.00%	EUR	38	4/15/15	Morgan Stanley Capital Services	2,862

Receive/Pay Total Return on Reference Index	Index	# of Shares or Units	Rate Paid/ Received by the Fund	Notional Amount (000)		Maturity Date	Counterparty	Unrealized Appreciation/ (Depreciation)

Receive	Deutsche Telekom AG	3,295	1.00%	EUR	36	4/15/15	Morgan Stanley Capital Services	$4,846
Receive	Diageo PLC	1,342	1.00%	GBP	26	4/15/15	Morgan Stanley Capital Services	(2,159)
Receive	Diamond Offshore Drilling, Inc.	1,060	1.00%	USD	51	4/15/15	Morgan Stanley Capital Services	6,720
Receive	Discover Financial Services	1,278	1.00%		71	4/15/15	Morgan Stanley Capital Services	511
Receive	Dish Network Corp.	1,420	1.00%		82	4/15/15	Morgan Stanley Capital Services	(1,193)
Receive	Dollarama, Inc.	457	1.00%	CAD	42	4/15/15	Morgan Stanley Capital Services	0
Receive	Dongfeng Motor Group Co., Ltd.	38,000	1.00%	HKD	420	4/15/15	Morgan Stanley Capital Services	(3,310)
Receive	Dover Corp.	535	1.00%	USD	44	4/15/15	Morgan Stanley Capital Services	2,381
Receive	Drax Group PLC	3,117	1.00%	GBP	23	4/15/15	Morgan Stanley Capital Services	(3,553)
Receive	DST Systems, Inc.	449	1.00%	USD	42	4/15/15	Morgan Stanley Capital Services	(669)
Receive	DTE Energy Co.	1,043	1.00%		80	4/15/15	Morgan Stanley Capital Services	1,356
Receive	Duluxgroup Ltd.	18,232	1.00%	AUD	102	4/15/15	Morgan Stanley Capital Services	2,870
Receive	Easyjet PLC	2,187	1.00%	GBP	35	4/15/15	Morgan Stanley Capital Services	1,138
Receive	Electrocomponents PLC	9,611	1.00%		26	4/15/15	Morgan Stanley Capital Services	2,963
Receive	Elements PLC	10,188	1.00%		28	4/15/15	Morgan Stanley Capital Services	540
Receive	Eli Lilly & Co.	1,919	1.00%	USD	114	4/15/15	Morgan Stanley Capital Services	(614)

Receive/Pay Total Return on Reference Index	Index	# of Shares or Units	Rate Paid/ Received by the Fund	Notional Amount (000)			Maturity Date	Counterparty	Unrealized Appreciation/ (Depreciation)

Receive	Eni SpA	2,571	1.00%	EUR	47		4/15/15	Morgan Stanley Capital Services	$992
Receive	Ferrovial SA	3,567	1.00%		55		4/15/15	Morgan Stanley Capital Services	3,599
Receive	Finmeccanica SpA	3,506	1.00%		22		4/15/15	Morgan Stanley Capital Services	1,559
Receive	Finning International, Inc.	1,616	1.00%	CAD	46		4/15/15	Morgan Stanley Capital Services	1,519
Receive	Fiserv, Inc.	1,854	1.00%	USD	104		4/15/15	Morgan Stanley Capital Services	8,473
Receive	Flight Centre Travel Group Ltd.	2,119	1.00%	AUD	111		4/15/15	Morgan Stanley Capital Services	3,164
Receive	Foot Locker, Inc.	1,170	1.00%	USD	52		4/15/15	Morgan Stanley Capital Services	2,235
Receive	Fortis, Inc.	1,298	1.00%	CAD	42		4/15/15	Morgan Stanley Capital Services	0
Receive	Fosun International Ltd.	2,964	1.00%	HKD	0	*	4/15/15	Morgan Stanley Capital Services	13
Receive	Fosun International Ltd.	38,000	1.00%		372		4/15/15	Morgan Stanley Capital Services	(1,863)
Receive	Fujifilm Holdings Corp.	2,200	1.00%	JPY	5,812		4/15/15	Morgan Stanley Capital Services	(23)
Receive	Fujitsu Ltd.	11,000	1.00%		6,479		4/15/15	Morgan Stanley Capital Services	1,309
Receive	Galaxy Entertainment Group Ltd.	5,000	1.00%	HKD	344		4/15/15	Morgan Stanley Capital Services	(4,835)
Receive	Gamesa Corp. Tecnologica SA	3,925	1.00%	EUR	27		4/15/15	Morgan Stanley Capital Services	1,588
Receive	Gap, Inc.(The)	1,590	1.00%	USD	61		4/15/15	Morgan Stanley Capital Services	1,479
Receive	Gas Natural Sdg SA	3,237	1.00%	EUR	65		4/15/15	Morgan Stanley Capital Services	3,296

Receive/Pay Total Return on Reference Index	Index	# of Shares or Units	Rate Paid/ Received by the Fund	Notional Amount (000)		Maturity Date	Counterparty	Unrealized Appreciation/ (Depreciation)

Receive	GDF Suez	1,105	1.00%	EUR	22	4/15/15	Morgan Stanley Capital Services	$(2,282)
Receive	General Motors Co.	1,703	1.00%	USD	57	4/15/15	Morgan Stanley Capital Services	1,907
Receive	Genworth Mi Canada, Inc.	1,993	1.00%	CAD	74	4/15/15	Morgan Stanley Capital Services	2,818
Receive	Gildan Activewear, Inc.	851	1.00%		47	4/15/15	Morgan Stanley Capital Services	862
Receive	GKN PLC	14,081	1.00%	GBP	53	4/15/15	Morgan Stanley Capital Services	2,601
Receive	Glaxosmithkline PLC	1,511	1.00%		23	4/15/15	Morgan Stanley Capital Services	2,283
Receive	GMO Internet, Inc.	5,900	1.00%	JPY	5,021	4/15/15	Morgan Stanley Capital Services	3,013
Receive	Go-Ahead Group PLC	1,334	1.00%	GBP	26	4/15/15	Morgan Stanley Capital Services	928
Receive	Goodyear Tire & Rubber Co. (The)	2,312	1.00%	USD	60	4/15/15	Morgan Stanley Capital Services	(1,919)
Receive	Great Eastern Holdings Ltd.	3,700	1.00%	SGD	70	4/15/15	Morgan Stanley Capital Services	183
Receive	Gtech SpA	1,282	1.00%	EUR	27	4/15/15	Morgan Stanley Capital Services	742
Receive	Guangdong Investment Ltd.	64,000	1.00%	HKD	510	4/15/15	Morgan Stanley Capital Services	3,790
Receive	Guangzhou Automobile Group Co., Ltd.	12,000	1.00%		101	4/15/15	Morgan Stanley Capital Services	(934)
Receive	Halfords Group PLC	5,724	1.00%	GBP	25	4/15/15	Morgan Stanley Capital Services	1,375
Receive	Hanesbrands, Inc.	741	1.00%	USD	56	4/15/15	Morgan Stanley Capital Services	4,476
Receive	Harris Corp.	1,216	1.00%		86	4/15/15	Morgan Stanley Capital Services	3,709

Receive/Pay Total Return on Reference Index	Index	# of Shares or Units	Rate Paid/ Received by the Fund	Notional Amount (000)		Maturity Date	Counterparty	Unrealized Appreciation/ (Depreciation)

Receive	Harvey Norman Holdings Ltd.	20,133	1.00%	AUD	66	4/15/15	Morgan Stanley Capital Services	$455
Receive	Hays PLC	39,126	1.00%	GBP	57	4/15/15	Morgan Stanley Capital Services	4,031
Receive	HCA Holdings, Inc.	999	1.00%	USD	49	4/15/15	Morgan Stanley Capital Services	3,257
Receive	Helmerich & Payne, Inc.	953	1.00%		104	4/15/15	Morgan Stanley Capital Services	(219)
Receive	Hennes & Mauritz AB	615	1.00%	SEK	166	4/15/15	Morgan Stanley Capital Services	(288)
Receive	Hershey Co. (The)	1,232	1.00%	USD	123	4/15/15	Morgan Stanley Capital Services	(4,029)
Receive	Hess Corp.	1,440	1.00%		124	4/15/15	Morgan Stanley Capital Services	4,406
Receive	Home Capital Group, Inc.	1,412	1.00%	CAD	63	4/15/15	Morgan Stanley Capital Services	2,512
Receive	Home Retail Group PLC	23,000	1.00%	GBP	48	4/15/15	Morgan Stanley Capital Services	(757)
Receive	Hong Kong Exchanges & Clearing Ltd.	1,500	1.00%	HKD	213	4/15/15	Morgan Stanley Capital Services	(479)
Receive	Hospira, Inc.	1,221	1.00%	USD	53	4/15/15	Morgan Stanley Capital Services	2,894
Receive	Howden Joinery Group PLC	13,358	1.00%	GBP	45	4/15/15	Morgan Stanley Capital Services	(1,787)
Receive	Hugo Boss AG	291	1.00%	EUR	28	4/15/15	Morgan Stanley Capital Services	948
Receive	Hunting PLC	3,274	1.00%	GBP	28	4/15/15	Morgan Stanley Capital Services	(197)
Receive	Husky Energy, Inc.	1,810	1.00%	CAD	63	4/15/15	Morgan Stanley Capital Services	1,239
Receive	Hysan Development Co., Ltd.	18,000	1.00%	HKD	626	4/15/15	Morgan Stanley Capital Services	(3,595)

Receive/Pay Total Return on Reference Index	Index	# of Shares or Units	Rate Paid/ Received by the Fund	Notional Amount (000)		Maturity Date	Counterparty	Unrealized Appreciation/ (Depreciation)

Receive	IG Group Holdings PLC	4,249	1.00%	GBP	26	4/15/15	Morgan Stanley Capital Services	$1,536
Receive	Illinois Tool Works, Inc.	1,410	1.00%	USD	116	4/15/15	Morgan Stanley Capital Services	4,329
Receive	IMI PLC	2,945	1.00%	GBP	43	4/15/15	Morgan Stanley Capital Services	1,301
Receive	Industrial-Alliance Life Insurance Co.	1,591	1.00%	CAD	68	4/15/15	Morgan Stanley Capital Services	3,455
Receive	ING Groep NV	4,046	1.00%	EUR	39	4/15/15	Morgan Stanley Capital Services	3,737
Receive	Ingersoll-Rand PLC	1,060	1.00%	USD	62	4/15/15	Morgan Stanley Capital Services	1,831
Receive	Intel Corp.	3,130	1.00%		85	4/15/15	Morgan Stanley Capital Services	(970)
Receive	International Consolidated Airlines Group	9,080	1.00%	GBP	34	4/15/15	Morgan Stanley Capital Services	4,424
Receive	International Flavors & Fragrances, Inc.	993	1.00%	USD	93	4/15/15	Morgan Stanley Capital Services	5,283
Receive	Intesa Sanpaolo SpA	21,215	1.00%	EUR	49	4/15/15	Morgan Stanley Capital Services	4,903
Receive	Investor AB	1,447	1.00%	SEK	335	4/15/15	Morgan Stanley Capital Services	4,555
Receive	Izumi Co., Ltd.	1,400	1.00%	JPY	4,057	4/15/15	Morgan Stanley Capital Services	1,283
Receive	Japan Tobacco, Inc.	2,200	1.00%		7,073	4/15/15	Morgan Stanley Capital Services	3,127
Receive	JB Hi-Fi Ltd.	2,991	1.00%	AUD	62	4/15/15	Morgan Stanley Capital Services	(3,742)
Receive	Jean Coutu Group Pjc, Inc.(The)	3,150	1.00%	CAD	68	4/15/15	Morgan Stanley Capital Services	1,063
Receive	JFE Holdings, Inc.	2,900	1.00%	JPY	5,542	4/15/15	Morgan Stanley Capital Services	(612)

Receive/Pay Total Return on Reference Index	Index	# of Shares or Units	Rate Paid/ Received by the Fund	Notional Amount (000)		Maturity Date	Counterparty	Unrealized Appreciation/ (Depreciation)

Receive	Johnson & Johnson	906	1.00%	USD	90	4/15/15	Morgan Stanley Capital Services	$1,894
Receive	Johnson Electric Holdings Ltd.	30,500	1.00%	HKD	221	4/15/15	Morgan Stanley Capital Services	612
Receive	Johnson Matthey PLC	994	1.00%	GBP	31	4/15/15	Morgan Stanley Capital Services	3,297
Receive	Kawasaki Kisen Kaisha Ltd.	33,000	1.00%	JPY	6,798	4/15/15	Morgan Stanley Capital Services	(232)
Receive	KBC Groep NV	753	1.00%	EUR	31	4/15/15	Morgan Stanley Capital Services	2,894
Receive	Kellogg Co.	1,710	1.00%	USD	112	4/15/15	Morgan Stanley Capital Services	2,770
Receive	Kentz Corp., Ltd.	5,188	1.00%	GBP	37	4/15/15	Morgan Stanley Capital Services	1,533
Receive	Keycorp	4,482	1.00%	USD	60	4/15/15	Morgan Stanley Capital Services	852
Receive	Keyera Corp.	1,028	1.00%	CAD	72	4/15/15	Morgan Stanley Capital Services	2,889
Receive	Kintetsu Corp.	13,000	1.00%	JPY	4,446	4/15/15	Morgan Stanley Capital Services	2,197
Receive	Kissei Pharmaceutical Co., Ltd.	2,700	1.00%		6,345	4/15/15	Morgan Stanley Capital Services	1,169
Receive	KLA-Tencor Corp.	1,072	1.00%	USD	71	4/15/15	Morgan Stanley Capital Services	(2,316)
Receive	Knowles Corp.	267	1.00%		8	4/15/15	Morgan Stanley Capital Services	(676)
Receive	Koito Manufacturing Co., Ltd.	2,000	1.00%	JPY	3,706	4/15/15	Morgan Stanley Capital Services	7,249
Receive	Konica Minolta, Inc.	6,000	1.00%		5,520	4/15/15	Morgan Stanley Capital Services	1,916
Receive	Koninklijke Ahold NV	2,085	1.00%	EUR	29	4/15/15	Morgan Stanley Capital Services	331

Receive/Pay Total Return on Reference Index	Index	# of Shares or Units	Rate Paid/ Received by the Fund	Notional Amount (000)		Maturity Date	Counterparty	Unrealized Appreciation/ (Depreciation)

Receive	Kroger Co./(The)	1,370	1.00%	USD	60	4/15/15	Morgan Stanley Capital Services	$2,767
Receive	Kurita Water Industries Ltd.	3,600	1.00%	JPY	7,560	4/15/15	Morgan Stanley Capital Services	1,869
Receive	Lanxess AG	607	1.00%	EUR	32	4/15/15	Morgan Stanley Capital Services	1,465
Receive	Leopalace21 Corp.	13,300	1.00%	JPY	6,876	4/15/15	Morgan Stanley Capital Services	1,526
Receive	Liberty Media Corp.	678	1.00%	USD	84	4/15/15	Morgan Stanley Capital Services	3,580
Receive	Linamar Corp.	1,209	1.00%	CAD	62	4/15/15	Morgan Stanley Capital Services	3,541
Receive	Linear Technology Corp.	3,036	1.00%	USD	143	4/15/15	Morgan Stanley Capital Services	(7,985)
Receive	Lintec Corp.	3,000	1.00%	JPY	5,706	4/15/15	Morgan Stanley Capital Services	(30)
Receive	Lloyds Banking Group PLC	48,548	1.00%	GBP	34	4/15/15	Morgan Stanley Capital Services	3,761
Receive	London Stock Exchange Group PLC	3,192	1.00%		56	4/15/15	Morgan Stanley Capital Services	2,809
Receive	Longfor Properties Co., Ltd.	25,500	1.00%	HKD	283	4/15/15	Morgan Stanley Capital Services	(3,445)
Receive	Lowe’s Cos., Inc.	1,406	1.00%	USD	66	4/15/15	Morgan Stanley Capital Services	(1,125)
Receive	LPL Investment Holdings, Inc.	1,674	1.00%		79	4/15/15	Morgan Stanley Capital Services	84
Receive	Lyondellbasell Industries NV	1,269	1.00%		114	4/15/15	Morgan Stanley Capital Services	3,744
Receive	M & T Bank Corp.	600	1.00%		72	4/15/15	Morgan Stanley Capital Services	972
Receive	M & T Bank Corp.	100	1.00%		12	4/15/15	Morgan Stanley Capital Services	63

Receive/Pay Total Return on Reference Index	Index	# of Shares or Units	Rate Paid/ Received by the Fund	Notional Amount (000)		Maturity Date	Counterparty	Unrealized Appreciation/ (Depreciation)

Receive	Macy’s, Inc.	160	1.00%	USD	9	4/15/15	Morgan Stanley Capital Services	$(174)
Receive	Macy’s, Inc.	1,301	1.00%		75	4/15/15	Morgan Stanley Capital Services	(195)
Receive	Magellan Financial Group Ltd.	5,772	1.00%	AUD	70	4/15/15	Morgan Stanley Capital Services	2,679
Receive	Magna International, Inc.	694	1.00%	CAD	73	4/15/15	Morgan Stanley Capital Services	1,178
Receive	Mandarin Oriental International Ltd.	22,000	1.00%	USD	40	4/15/15	Morgan Stanley Capital Services	453
Receive	Manulife Financial Corp.	4,458	1.00%	CAD	89	4/15/15	Morgan Stanley Capital Services	2,115
Receive	Marathon Oil Corp.	1,784	1.00%	USD	64	4/15/15	Morgan Stanley Capital Services	446
Receive	Marathon Petroleum Corp.	680	1.00%		60	4/15/15	Morgan Stanley Capital Services	2,944
Receive	Marriott International, Inc./DE	1,138	1.00%		64	4/15/15	Morgan Stanley Capital Services	2,083
Receive	Marriott International, Inc./DE	370	1.00%		21	4/15/15	Morgan Stanley Capital Services	622
Receive	Marsh & Mclennan Cos., Inc.	1,114	1.00%		53	4/15/15	Morgan Stanley Capital Services	1,693
Receive	Marvell Technology Group Ltd.	3,356	1.00%		51	4/15/15	Morgan Stanley Capital Services	2,148
Receive	Masco Corp.	2,255	1.00%		48	4/15/15	Morgan Stanley Capital Services	(3,067)
Receive	Mastercard, Inc.	851	1.00%		61	4/15/15	Morgan Stanley Capital Services	1,191
Receive	Mcgraw Hill Financial, Inc.	921	1.00%		68	4/15/15	Morgan Stanley Capital Services	507
Receive	Mead Johnson Nutrition Co.	846	1.00%		70	4/15/15	Morgan Stanley Capital Services	5,118

Receive/Pay Total Return on Reference Index	Index	# of Shares or Units	Rate Paid/ Received by the Fund	Notional Amount (000)		Maturity Date	Counterparty	Unrealized Appreciation/ (Depreciation)

Receive	Merck Kgaa	258	1.00%	EUR	29	4/15/15	Morgan Stanley Capital Services	$3,131
Receive	Methanex Corp.	995	1.00%	CAD	69	4/15/15	Morgan Stanley Capital Services	(1,334)
Receive	Metro AG	842	1.00%	EUR	23	4/15/15	Morgan Stanley Capital Services	1,440
Receive	MGM China Holdings Ltd.	17,600	1.00%	HKD	517	4/15/15	Morgan Stanley Capital Services	(5,243)
Receive	Michael Page International PLC	4,254	1.00%	GBP	19	4/15/15	Morgan Stanley Capital Services	1,166
Receive	Microsoft Corp.	2,072	1.00%	USD	82	4/15/15	Morgan Stanley Capital Services	1,347
Receive	Mineral Resources Ltd.	4,094	1.00%	AUD	47	4/15/15	Morgan Stanley Capital Services	409
Receive	Mitsubishi UFJ Financial Group, Inc.	13,300	1.00%	JPY	7,262	4/15/15	Morgan Stanley Capital Services	(281)
Receive	Mitsui Engineer & Shipbuilding Co., Ltd.	30,000	1.00%		6,300	4/15/15	Morgan Stanley Capital Services	(3,416)
Receive	Mizuho Financial Group, Inc.	39,400	1.00%		7,841	4/15/15	Morgan Stanley Capital Services	477
Receive	Mohawk Industries, Inc.	372	1.00%	USD	50	4/15/15	Morgan Stanley Capital Services	(923)
Receive	Motorola Solutions, Inc.	748	1.00%		47	4/15/15	Morgan Stanley Capital Services	157
Receive	Muenchener Rueckver AG	183	1.00%	EUR	29	4/15/15	Morgan Stanley Capital Services	1,909
Receive	Murphy Oil Corp.	1,837	1.00%	USD	113	4/15/15	Morgan Stanley Capital Services	3,362
Receive	Nabors Industries Ltd.	2,269	1.00%		54	4/15/15	Morgan Stanley Capital Services	3,653
Receive	Nachi-Fujikoshi Corp.	7,000	1.00%	JPY	4,536	4/15/15	Morgan Stanley Capital Services	(1,075)

Receive/Pay Total Return on Reference Index	Index	# of Shares or Units	Rate Paid/ Received by the Fund	Notional Amount (000)		Maturity Date	Counterparty	Unrealized Appreciation/ (Depreciation)

Receive	Namco Bandai Holdings, Inc.	4,000	1.00%	JPY	8,352	4/15/15	Morgan Stanley Capital Services	$4,726
Receive	National Australia Bank Ltd.	2,148	1.00%	AUD	75	4/15/15	Morgan Stanley Capital Services	766
Receive	National Bank of Canada	2,178	1.00%	CAD	98	4/15/15	Morgan Stanley Capital Services	994
Receive	Nestle SA	593	1.00%	CHF	40	4/15/15	Morgan Stanley Capital Services	787
Receive	Next PLC	801	1.00%	GBP	50	4/15/15	Morgan Stanley Capital Services	4,045
Receive	Nextera Energy Inc.	824	1.00%	USD	80	4/15/15	Morgan Stanley Capital Services	2,151
Receive	Nihon Nohyaku Co., Ltd.	3,000	1.00%	JPY	4,218	4/15/15	Morgan Stanley Capital Services	(3,876)
Receive	Nippon Express Co., Ltd.	10,000	1.00%		4,710	4/15/15	Morgan Stanley Capital Services	1,203
Receive	Nippon Meat Packers, Inc.	3,000	1.00%		5,112	4/15/15	Morgan Stanley Capital Services	1,992
Receive	Nippon Paper Industries Co., Ltd.	3,000	1.00%		5,547	4/15/15	Morgan Stanley Capital Services	570
Receive	Nordstrom, Inc.	1,134	1.00%	USD	69	4/15/15	Morgan Stanley Capital Services	340
Receive	Northland Power, Inc.	4,395	1.00%	CAD	76	4/15/15	Morgan Stanley Capital Services	(1,002)
Receive	Northrop Grumman Corp.	570	1.00%	USD	69	4/15/15	Morgan Stanley Capital Services	399
Receive	Novartis AG	669	1.00%	CHF	49	4/15/15	Morgan Stanley Capital Services	2,250
Receive	Novo Nordisk A/S	1,622	1.00%	DKK	374	4/15/15	Morgan Stanley Capital Services	4,063
Receive	Novozymes A/S	1,001	1.00%		237	4/15/15	Morgan Stanley Capital Services	3,990

Receive/Pay Total Return on Reference Index	Index	# of Shares or Units	Rate Paid/ Received by the Fund	Notional Amount (000)		Maturity Date	Counterparty	Unrealized Appreciation/ (Depreciation)

Receive	Nvidia Corp.	3,412	1.00%	USD	63	4/15/15	Morgan Stanley Capital Services	$68
Receive	O’Reilly Automotive, Inc.	484	1.00%		69	4/15/15	Morgan Stanley Capital Services	2,875
Receive	Occidental Petroleum Corp.	748	1.00%		71	4/15/15	Morgan Stanley Capital Services	636
Receive	Oil Search Ltd.	8,314	1.00%	AUD	70	4/15/15	Morgan Stanley Capital Services	3,616
Receive	Oil States International, Inc.	441	1.00%	USD	42	4/15/15	Morgan Stanley Capital Services	520
Receive	Omnicare, Inc.	1,367	1.00%		79	4/15/15	Morgan Stanley Capital Services	2,365
Receive	Orient Overseas Intl., Ltd.	5,000	1.00%	HKD	191	4/15/15	Morgan Stanley Capital Services	(653)
Receive	Otsuka Corp.	300	1.00%	JPY	3,612	4/15/15	Morgan Stanley Capital Services	184
Receive	Otsuka Holdings Co., Ltd.	2,100	1.00%		5,928	4/15/15	Morgan Stanley Capital Services	2,509
Receive	Oversea-Chinese Banking Corp., Ltd.	3,000	1.00%	SGD	29	4/15/15	Morgan Stanley Capital Services	117
Receive	Pace Micro Technology	7,690	1.00%	GBP	30	4/15/15	Morgan Stanley Capital Services	(3,004)
Receive	Packaging Corp. of America	640	1.00%	USD	43	4/15/15	Morgan Stanley Capital Services	(614)
Receive	Pandora A/S	374	1.00%	DKK	125	4/15/15	Morgan Stanley Capital Services	2,042
Receive	Partnerre Ltd.	703	1.00%	USD	71	4/15/15	Morgan Stanley Capital Services	2,875
Receive	Peyto Exploration & Development Corp.	1,500	1.00%	CAD	58	4/15/15	Morgan Stanley Capital Services	2,409
Receive	Phillips 66	680	1.00%	USD	54	4/15/15	Morgan Stanley Capital Services	3,087

Receive/Pay Total Return on Reference Index	Index	# of Shares or Units	Rate Paid/ Received by the Fund	Notional Amount (000)		Maturity Date	Counterparty	Unrealized Appreciation/ (Depreciation)

Receive	Ping An Insurance Group Co.	7,000	1.00%	HKD	426	4/15/15	Morgan Stanley Capital Services	$(3,031)
Receive	Platinum Asset Management Ltd.	4,782	1.00%	AUD	32	4/15/15	Morgan Stanley Capital Services	(119)
Receive	Polycom, Inc.	3,369	1.00%	USD	43	4/15/15	Morgan Stanley Capital Services	(1,954)
Receive	Publicis Groupe SA	463	1.00%	EUR	28	4/15/15	Morgan Stanley Capital Services	298
Receive	Qbe Insurance Group Ltd.	6,931	1.00%	AUD	83	4/15/15	Morgan Stanley Capital Services	(2,463)
Receive	Qinetiq Group PLC	11,180	1.00%	GBP	24	4/15/15	Morgan Stanley Capital Services	(488)
Receive	Qualcomm, Inc.	800	1.00%	USD	64	4/15/15	Morgan Stanley Capital Services	(624)
Receive	Ramsay Health Care Ltd.	1,113	1.00%	AUD	50	4/15/15	Morgan Stanley Capital Services	(34)
Receive	Raymond James Financial, Inc.	999	1.00%	USD	50	4/15/15	Morgan Stanley Capital Services	120
Receive	Realestate.com.au Ltd.	1,954	1.00%	AUD	87	4/15/15	Morgan Stanley Capital Services	4,258
Receive	Red Electrica Corporacion SA	1,048	1.00%	EUR	60	4/15/15	Morgan Stanley Capital Services	2,564
Receive	Reed Elsevier NV	1,412	1.00%		21	4/15/15	Morgan Stanley Capital Services	(15)
Receive	Reed Elsevier PLC	4,428	1.00%	GBP	38	4/15/15	Morgan Stanley Capital Services	558
Receive	Regeneron Pharmaceuticals, Inc.	161	1.00%	USD	46	4/15/15	Morgan Stanley Capital Services	1,418
Receive	Reinsurance Group of America, Inc.	660	1.00%		51	4/15/15	Morgan Stanley Capital Services	(752)
Receive	Renaissancere Holdings Ltd.	543	1.00%		55	4/15/15	Morgan Stanley Capital Services	451

Receive/Pay Total Return on Reference Index	Index	# of Shares or Units	Rate Paid/ Received by the Fund	Notional Amount (000)		Maturity Date	Counterparty	Unrealized Appreciation/ (Depreciation)

Receive	Rentokil Initial PLC	19,271	1.00%	GBP	22	4/15/15	Morgan Stanley Capital Services	$1,217
Receive	Resona Holdings, Inc.	8,200	1.00%	JPY	3,887	4/15/15	Morgan Stanley Capital Services	3,908
Receive	Rexam PLC	8,191	1.00%	GBP	40	4/15/15	Morgan Stanley Capital Services	1,212
Receive	Rightmove PLC	1,537	1.00%		35	4/15/15	Morgan Stanley Capital Services	2,800
Receive	Rio Tinto Ltd.	1,387	1.00%	AUD	88	4/15/15	Morgan Stanley Capital Services	(1,641)
Receive	Ritchie Bros Auctioneers, Inc.	1,152	1.00%	CAD	32	4/15/15	Morgan Stanley Capital Services	0
Receive	Rockwell Automation, Inc.	428	1.00%	USD	52	4/15/15	Morgan Stanley Capital Services	(1,391)
Receive	Royal Bank of Canada	1,024	1.00%	CAD	75	4/15/15	Morgan Stanley Capital Services	224
Receive	Royal Dutch Shell PLC	1,597	1.00%	GBP	38	4/15/15	Morgan Stanley Capital Services	3,367
Receive	Safran SA	659	1.00%	EUR	31	4/15/15	Morgan Stanley Capital Services	943
Receive	Sage Group PLC/(The)	9,067	1.00%	GBP	36	4/15/15	Morgan Stanley Capital Services	5,440
Receive	Salvatore Ferragamo SpA	1,141	1.00%	EUR	26	4/15/15	Morgan Stanley Capital Services	625
Receive	Sandisk Corp.	1,033	1.00%	USD	78	4/15/15	Morgan Stanley Capital Services	9,948
Receive	Santos Ltd.	7,522	1.00%	AUD	100	4/15/15	Morgan Stanley Capital Services	3,363
Receive	Schlumberger Ltd.	548	1.00%	USD	55	4/15/15	Morgan Stanley Capital Services	789
Receive	Schroders PLC	1,741	1.00%	GBP	43	4/15/15	Morgan Stanley Capital Services	3,068

Receive/Pay Total Return on Reference Index	Index	# of Shares or Units	Rate Paid/ Received by the Fund	Notional Amount (000)		Maturity Date	Counterparty	Unrealized Appreciation/ (Depreciation)

Receive	Scripps Networks Interactive, Inc.	1,051	1.00%	USD	77	4/15/15	Morgan Stanley Capital Services	$2,070
Receive	Seek Ltd.	6,282	1.00%	AUD	101	4/15/15	Morgan Stanley Capital Services	4,370
Receive	Segro PLC	7,155	1.00%	GBP	24	4/15/15	Morgan Stanley Capital Services	2,409
Receive	SEI Investments Co.	2,456	1.00%	USD	75	4/15/15	Morgan Stanley Capital Services	4,470
Receive	Seino Holdings Co., Ltd.	10,000	1.00%	JPY	9,220	4/15/15	Morgan Stanley Capital Services	8,653
Receive	Sekisui House Ltd.	5,800	1.00%		7,041	4/15/15	Morgan Stanley Capital Services	748
Receive	Shaftesbury PLC	4,472	1.00%	GBP	29	4/15/15	Morgan Stanley Capital Services	696
Receive	Shionogi & Co., Ltd.	4,000	1.00%	JPY	7,112	4/15/15	Morgan Stanley Capital Services	548
Receive	Shire PLC	824	1.00%	GBP	24	4/15/15	Morgan Stanley Capital Services	7,420
Receive	Showa Shell Sekiyu Kk	7,800	1.00%	JPY	7,192	4/15/15	Morgan Stanley Capital Services	8,783
Receive	Siemens AG	395	1.00%	EUR	37	4/15/15	Morgan Stanley Capital Services	109
Receive	SIG PLC	12,574	1.00%	GBP	25	4/15/15	Morgan Stanley Capital Services	(1,051)
Receive	Sihuan Pharmaceutical Holdings Group Ltd.	43,000	1.00%	HKD	365	4/15/15	Morgan Stanley Capital Services	440
Receive	Singapore Post Ltd.	84,000	1.00%	SGD	115	4/15/15	Morgan Stanley Capital Services	3,443
Receive	Singapore Press Holdings Ltd.	6,000	1.00%		25	4/15/15	Morgan Stanley Capital Services	251
Receive	Sino Biopharmaceutical Ltd.	60,000	1.00%	HKD	390	4/15/15	Morgan Stanley Capital Services	(3,217)

Receive/Pay Total Return on Reference Index	Index	# of Shares or Units	Rate Paid/ Received by the Fund	Notional Amount (000)		Maturity Date	Counterparty	Unrealized Appreciation/ (Depreciation)

Receive	Sino-Ocean Land Holdings Ltd.	68,000	1.00%	HKD	292	4/15/15	Morgan Stanley Capital Services	$(1,676)
Receive	SJM Holdings Ltd.	8,000	1.00%		183	4/15/15	Morgan Stanley Capital Services	(1,323)
Receive	Skandinaviska Enskilda Banken AB	4,359	1.00%	SEK	375	4/15/15	Morgan Stanley Capital Services	2,557
Receive	Skanska AB	2,169	1.00%		306	4/15/15	Morgan Stanley Capital Services	2,664
Receive	SKF AB	854	1.00%		138	4/15/15	Morgan Stanley Capital Services	965
Receive	Smiths Group PLC	3,277	1.00%	GBP	41	4/15/15	Morgan Stanley Capital Services	5,477
Receive	Soho China Ltd.	80,000	1.00%	HKD	499	4/15/15	Morgan Stanley Capital Services	(645)
Receive	Sojitz Corp.	56,600	1.00%	JPY	9,339	4/15/15	Morgan Stanley Capital Services	(2,100)
Receive	Sonic Healthcare Ltd.	3,523	1.00%	AUD	61	4/15/15	Morgan Stanley Capital Services	1,361
Receive	Sony Corp.	3,100	1.00%	JPY	5,825	4/15/15	Morgan Stanley Capital Services	(2,553)
Receive	Southern Copper Corp.	1,732	1.00%	USD	51	4/15/15	Morgan Stanley Capital Services	1,438
Receive	SP AusNet	51,509	1.00%	AUD	69	4/15/15	Morgan Stanley Capital Services	3,003
Receive	St James’s Place PLC	4,425	1.00%	GBP	33	4/15/15	Morgan Stanley Capital Services	2,196
Receive	Starbucks Corp.	1,356	1.00%	USD	93	4/15/15	Morgan Stanley Capital Services	2,346
Receive	Starhub Ltd.	12,000	1.00%	SGD	50	4/15/15	Morgan Stanley Capital Services	(298)
Receive	Starz	1,910	1.00%	USD	60	4/15/15	Morgan Stanley Capital Services	1,338

Receive/Pay Total Return on Reference Index	Index	# of Shares or Units	Rate Paid/ Received by the Fund	Notional Amount (000)			Maturity Date	Counterparty	Unrealized Appreciation/ (Depreciation)

Receive	Statoil ASA	2,765	1.00%	NOK	476		4/15/15	Morgan Stanley Capital Services	$4,193
Receive	Stericycle, Inc.	595	1.00%	USD	65		4/15/15	Morgan Stanley Capital Services	3,879
Receive	Stryker Corp.	1,210	1.00%	USD	96		4/15/15	Morgan Stanley Capital Services	(2,202)
Receive	Sumitomo Corp.	7,400	1.00%	JPY	9,524		4/15/15	Morgan Stanley Capital Services	2,900
Receive	Sun Hung Kai Properties	3,000	1.00%	HKD	301		4/15/15	Morgan Stanley Capital Services	(996)
Receive	Sun Hung Kai Properties Ltd.	250	1.00%		0	*	4/15/15	Morgan Stanley Capital Services	168
Receive	Sunac China Holdings Ltd.	42,000	1.00%		187		4/15/15	Morgan Stanley Capital Services	(2,776)
Receive	Suncor Energy, Inc.	2,482	1.00%	CAD	98		4/15/15	Morgan Stanley Capital Services	6,590
Receive	Supergroup PLC	2,353	1.00%	GBP	34		4/15/15	Morgan Stanley Capital Services	(4,593)
Receive	Suzuken Co., Ltd./Aichi Japan	1,000	1.00%	JPY	3,640		4/15/15	Morgan Stanley Capital Services	441
Receive	Suzuki Motor Corp.	3,700	1.00%		10,123		4/15/15	Morgan Stanley Capital Services	(3,559)
Receive	Swiss Re Ltd.	605	1.00%	CHF	45		4/15/15	Morgan Stanley Capital Services	2,170
Receive	T Rowe Price Group, Inc.	1,321	1.00%	USD	105		4/15/15	Morgan Stanley Capital Services	3,804
Receive	Takara Holdings, Inc.	7,000	1.00%	JPY	5,306		4/15/15	Morgan Stanley Capital Services	1,692
Receive	Technip SA	268	1.00%	EUR	20		4/15/15	Morgan Stanley Capital Services	2,362
Receive	Tecnicas Reunidas SA	568	1.00%		23		4/15/15	Morgan Stanley Capital Services	1,648

Receive/Pay Total Return on Reference Index	Index	# of Shares or Units	Rate Paid/ Received by the Fund	Notional Amount (000)		Maturity Date	Counterparty	Unrealized Appreciation/ (Depreciation)

Receive	Telenor ASA	1,713	1.00%	NOK	218	4/15/15	Morgan Stanley Capital Services	$3,508
Receive	Teliasonera AB	3,136	1.00%	SEK	139	4/15/15	Morgan Stanley Capital Services	1,452
Receive	Telus Corp.	2,124	1.00%	CAD	81	4/15/15	Morgan Stanley Capital Services	795
Receive	Tencent Holdings Ltd.	500	1.00%	HKD	258	4/15/15	Morgan Stanley Capital Services	(1,798)
Receive	Terna SpA	5,311	1.00%	EUR	20	4/15/15	Morgan Stanley Capital Services	656
Receive	Texas Instruments, Inc.	1,169	1.00%	USD	54	4/15/15	Morgan Stanley Capital Services	(421)
Receive	Thomas Cook Group PLC	15,305	1.00%	GBP	24	4/15/15	Morgan Stanley Capital Services	4,053
Receive	Thyssenkrupp AG	1,540	1.00%	EUR	30	4/15/15	Morgan Stanley Capital Services	2,774
Receive	TJX Cos., Inc.	1,172	1.00%	USD	69	4/15/15	Morgan Stanley Capital Services	(586)
Receive	Tokio Marine Holdings, Inc.	2,400	1.00%	JPY	7,030	4/15/15	Morgan Stanley Capital Services	1,959
Receive	Tokyo Electron Ltd.	700	1.00%		4,152	4/15/15	Morgan Stanley Capital Services	(803)
Receive	Toronto-Dominion Bank	1,501	1.00%	CAD	77	4/15/15	Morgan Stanley Capital Services	2,054
Receive	Toshiba Plant Systems & Services Corp.	5,300	1.00%	JPY	7,712	4/15/15	Morgan Stanley Capital Services	2,548
Receive	Total SA	1,048	1.00%	EUR	51	4/15/15	Morgan Stanley Capital Services	3,750
Receive	Tourmaline Oil Corp.	1,777	1.00%	CAD	97	4/15/15	Morgan Stanley Capital Services	3,615
Receive	Toyota Boshoku Corp.	4,500	1.00%	JPY	4,608	4/15/15	Morgan Stanley Capital Services	1,445

Receive/Pay Total Return on Reference Index	Index	# of Shares or Units	Rate Paid/ Received by the Fund	Notional Amount (000)		Maturity Date	Counterparty	Unrealized Appreciation/ (Depreciation)

Receive	TPG Telecom Ltd.	11,101	1.00%	AUD	63	4/15/15	Morgan Stanley Capital Services	$2,566
Receive	Transdigm Group, Inc.	381	1.00%	USD	67	4/15/15	Morgan Stanley Capital Services	594
Receive	Transurban Group	6,994	1.00%	AUD	49	4/15/15	Morgan Stanley Capital Services	1,299
Receive	Travis Perkins PLC	1,970	1.00%	GBP	34	4/15/15	Morgan Stanley Capital Services	(36)
Receive	Tsingtao Brewery Co., Ltd.	10,000	1.00%	HKD	578	4/15/15	Morgan Stanley Capital Services	(1,534)
Receive	TUI Travel PLC	10,608	1.00%	GBP	44	4/15/15	Morgan Stanley Capital Services	2,939
Receive	Tupperware Brands Corp.	536	1.00%	USD	46	4/15/15	Morgan Stanley Capital Services	(182)
Receive	Twenty-First Century Fox, Inc.	1,479	1.00%		47	4/15/15	Morgan Stanley Capital Services	547
Receive	UBI Banca Scpa	3,908	1.00%	EUR	25	4/15/15	Morgan Stanley Capital Services	2,198
Receive	UBS AG	1,442	1.00%	CHF	25	4/15/15	Morgan Stanley Capital Services	1,682
Receive	Unilever NV	1,105	1.00%	EUR	34	4/15/15	Morgan Stanley Capital Services	389
Receive	United Technologies Corp.	602	1.00%	USD	70	4/15/15	Morgan Stanley Capital Services	1,499
Receive	Unitedhealth Group, Inc.	1,028	1.00%		82	4/15/15	Morgan Stanley Capital Services	(4,595)
Receive	Valeant Pharmaceuticals International, Inc.	383	1.00%	CAD	50	4/15/15	Morgan Stanley Capital Services	5,161
Receive	Valeo SA	541	1.00%	EUR	51	4/15/15	Morgan Stanley Capital Services	3,705
Receive	Vermilion Energy, Inc.	1,356	1.00%	CAD	95	4/15/15	Morgan Stanley Capital Services	3,872

Receive/Pay Total Return on Reference Index	Index	# of Shares or Units	Rate Paid/ Received by the Fund	Notional Amount (000)		Maturity Date	Counterparty	Unrealized Appreciation/ (Depreciation)

Receive	VF Corp.	1,329	1.00%	USD	79	4/15/15	Morgan Stanley Capital Services	$2,552
Receive	VF Corp.	100	1.00%		6	4/15/15	Morgan Stanley Capital Services	104
Receive	Viacom, Inc.	1,412	1.00%		116	4/15/15	Morgan Stanley Capital Services	3,869
Receive	Volvo AB	2,718	1.00%	SEK	274	4/15/15	Morgan Stanley Capital Services	860
Receive	Vtech Holdings Ltd.	1,900	1.00%	HKD	198	4/15/15	Morgan Stanley Capital Services	637
Receive	W.R. Grace & Co.	687	1.00%	USD	66	4/15/15	Morgan Stanley Capital Services	(3,064)
Receive	Waddell & Reed Financial, Inc.	911	1.00%		60	4/15/15	Morgan Stanley Capital Services	1,039
Receive	Wells Fargo & Co.	2,070	1.00%		102	4/15/15	Morgan Stanley Capital Services	1,118
Receive	Wesfarmers Ltd.	1,232	1.00%	AUD	52	4/15/15	Morgan Stanley Capital Services	459
Receive	Western Union Co.	3,750	1.00%	USD	60	4/15/15	Morgan Stanley Capital Services	(750)
Receive	Westlake Chemical Corp.	1,034	1.00%		65	4/15/15	Morgan Stanley Capital Services	8,241
Receive	Westpac Banking Corp.	2,572	1.00%	AUD	88	4/15/15	Morgan Stanley Capital Services	2,121
Receive	WH Smith PLC	2,067	1.00%	GBP	22	4/15/15	Morgan Stanley Capital Services	678
Receive	Whirlpool Corp.	370	1.00%	USD	56	4/15/15	Morgan Stanley Capital Services	710
Receive	Whitbread PLC	1,316	1.00%	GBP	51	4/15/15	Morgan Stanley Capital Services	5,317
Receive	Wilmar International Ltd.	9,000	1.00%	SGD	31	4/15/15	Morgan Stanley Capital Services	(306)

Receive/Pay Total Return on Reference Index	Index	# of Shares or Units	Rate Paid/ Received by the Fund	Notional Amount (000)		Maturity Date	Counterparty	Unrealized Appreciation/ (Depreciation)

Receive	Wood Group (John) PLC	3,244	1.00%	GBP	24	4/15/15	Morgan Stanley Capital Services	$2,456
Receive	Woolworths Ltd.	1,903	1.00%	AUD	68	4/15/15	Morgan Stanley Capital Services	2,542
Receive	WPP PLC	2,007	1.00%	GBP	24	4/15/15	Morgan Stanley Capital Services	2,001
Receive	WSP Global, Inc.	639	1.00%	CAD	24	4/15/15	Morgan Stanley Capital Services	303
Receive	WSP Global, Inc.	739	1.00%		28	4/15/15	Morgan Stanley Capital Services	0
Receive	Wynn Macau Ltd.	8,400	1.00%	HKD	276	4/15/15	Morgan Stanley Capital Services	(2,402)
Receive	Xero Ltd.	1,145	1.00%	NZD	33	4/15/15	Morgan Stanley Capital Services	3,412
Receive	Yangzijiang Shipbuilding Holdings Ltd.	99,000	1.00%	SGD	108	4/15/15	Morgan Stanley Capital Services	993
Receive	Yoma Strategic Holdings Ltd.	33,000	1.00%		23	4/15/15	Morgan Stanley Capital Services	178

								$(38,676)

*	Notional amount less than 500.

(a)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.
(b)	To obtain a copy of the fund’s financial statements, please go to the Securities and Exchange Commission’s website at www.sec.gov or call AllianceBernstein at (800) 227-4618.
(c)	Position, or a portion thereof, has been segregated to collateralize OTC derivatives outstanding. The aggregate market value of these securities amounted to $5,043,649.
(d)	As of April 30, 2014, the cost of investments for federal income tax purposes was the same as the cost for financial reporting purposes.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market.

Currency Abbreviations:

AUD	-	Australian Dollar
CAD	-	Canadian Dollar
CHF	-	Swiss Franc

DKK	-	Danish Krone
EUR	-	Euro
GBP	-	Great British Pound
HKD	-	Hong Kong Dollar
JPY	-	Japanese Yen
NOK	-	Norwegian Krone
NZD	-	New Zealand Dollar
SEK	-	Swedish Krona
SGD	-	Singapore Dollar
USD	-	United States Dollar

Glossary:

ASX	-	Australian Stock Exchange
ETF	-	Exchange Traded Fund
SPDR	-	Standard & Poor’s Depository Receipt

NET COUNTRY EXPOSURE (TOP THREE) *
Long		Short
China	3.0%	United States	-3.5%
Spain	1.3	Hong Kong	-2.1
Canada	1.1	Singapore	-1.7

*	Holdings are expressed as a percentage of total net assets and may vary over time. Please note: The sector classifications presented herein are abased on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market. These sector classifications are broadly defined. The “Portfolio of Investments section of the report reflects more specific industry information and is consistent with the investment restrictions discussed in the Strategy’s prospectus.

AllianceBernstein Market Neutral Strategy - Global

April 30, 2014 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Strategy would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Strategy. Unobservable inputs reflect the Strategy’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Strategy’s own assumptions in determining the fair value of investments)

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

The following table summarizes the valuation of the Strategy’s investments by the above fair value hierarchy levels as of April 30, 2014:

Investments in Securities:	Level 1		Level 2			Level 3			Total
Assets:
Short-Term Investments:
Investment Companies	$5,284,973		$	– 0	–	$	– 0	–	$5,284,973
U.S. Treasury Bills	– 0	–		5,999,583			– 0	–	5,999,583

Total Investments in Securities	5,284,973			5,999,583			– 0	–	11,284,556
Other Financial Instruments*:
Assets:
Total Return Swaps	– 0	–		898,580			2,345		900,925
Liabilities:
Total Return Swaps	– 0	–		(939,088)			(513)		(939,601)

Total+	$5,284,973			$5,959,075			$1,832		$11,245,880

*	Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/depreciation on the instrument.
+	There were no transfers between any levels during the reporting period.

The Strategy recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

	Rights			Total Return Swaps			Total
Balance as of 7/31/13		$2,470		$	– 0	–	$2,470
Accrued discounts/(premiums)		– 0	–		– 0	–	– 0	–
Realized gain (loss)		– 0	–		– 0	–	– 0	–
Change in unrealized appreciation/depreciation		(296)			1,832		1,536
Purchases		– 0	–		– 0	–	– 0	–
Sales		(2,174)			– 0	–	(2,174)
Transfers in to Level 3		– 0	–		– 0	–	– 0	–
Transfers out of Level 3		– 0	–		– 0	–	– 0	–

Balance as of 4/30/14	$	– 0	–		$1,832		$1,832

Net change in unrealized appreciation/depreciation from Investments held as of 4/30/14	$	– 0	–		$1,832		$1,832

The Adviser has established a Valuation Committee (the “Committee”) which is responsible for overseeing the pricing and valuation of all securities held in the Strategy. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and a third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and process at vendors, 2) daily compare of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

ITEM 2.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no changes in the registrant’s internal controls over financial reporting that occurred during the second fiscal quarter of the period that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

The following exhibits are attached to this Form N-Q:

EXHIBIT NO.	DESCRIPTION OF EXHIBIT

3 (a) (1)	Certification of Principal Executive Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

3 (a) (2)	Certification of Principal Financial Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): AllianceBernstein Cap Fund, Inc.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date:	June 23, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date:	June 23, 2014

By:	/s/ Joseph J. Mantineo
Joseph J. Mantineo
Treasurer and Chief Financial Officer

Date:	June 23, 2014